SEGALL BRYANT & HAMILL MICRO CAP FUND

STATEMENT OF INVESTMENTS

September 30, 2019 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Communication Services - 3.1%
Diversified Telecommunication Services - 0.3%
Pareteum Corp. (a)	7,902	$10,194

Interactive Media & Services - 0.9%
DHI Group, Inc. (a)	6,671	25,683

Media - 1.3%
A.H. Belo Corp. - Class A	4,430	16,612
Entercom Communications Corp. - Class A	1,987	6,637
Fluent, Inc. (a)	5,121	14,006
		37,255
Wireless Telecommunication Services - 0.6%
Spok Holdings, Inc.	1,349	16,107

Consumer Discretionary - 9.3%
Auto Components - 0.7%
Motorcar Parts of America, Inc. (a)	390	6,591
STRATTEC Security Corp.	662	13,227
		19,818
Distributors - 0.1%
AMCON Distributing Co.	48	3,705

Diversified Consumer Services - 1.6%
Career Education Corp. (a)	1,502	23,867
Carriage Services, Inc.	299	6,111
Lincoln Educational Services Corp. (a)	8,470	17,618
		47,596
Hotels, Restaurants & Leisure - 1.3%
Dover Motorsports, Inc.	8,752	17,329
Everi Holdings, Inc. (a)	988	8,358
Flanigan's Enterprises, Inc.	523	11,961
		37,648
Household Durables - 1.9%
M/I Homes, Inc. (a)	646	24,322
P&F Industries, Inc. - Class A	2,820	18,894

SEGALL BRYANT & HAMILL MICRO CAP FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Consumer Discretionary - 9.3% (Continued)
Household Durables - 1.9% (Continued)
Purple Innovation, Inc. (a)	1,431	$10,775
		53,991
Leisure Products - 0.2%
MasterCraft Boat Holdings, Inc. (a)	358	5,343

Specialty Retail - 3.1%
America's Car-Mart, Inc. (a)	204	18,707
Barnes & Noble Education, Inc. (a)	3,779	11,790
Cato Corp. - Class A	1,300	22,893
Hibbett Sports, Inc. (a)	950	21,755
Shoe Carnival, Inc.	192	6,223
Zumiez, Inc. (a)	235	7,444
		88,812
Textiles, Apparel & Luxury Goods - 0.4%
Jerash Holdings (US), Inc.	1,608	12,060

Consumer Staples - 2.0%
Food & Staples Retailing - 0.8%
Ingles Markets, Inc. - Class A	570	22,150

Food Products - 0.6%
John B. Sanfilippo & Son, Inc.	164	15,843
Seneca Foods Corp. - Class A (a)	67	2,089
		17,932
Tobacco - 0.6%
Turning Point Brands, Inc.	752	17,341

Energy - 5.0%
Energy Equipment & Services - 0.7%
Smart Sand, Inc. (a)	5,549	15,704
Solaris Oilfield Infrastructure, Inc. - Class A	348	4,670
		20,374
Oil, Gas & Consumable Fuels - 4.3%
Adams Resources & Energy, Inc.	573	17,763
Bonanza Creek Energy, Inc. (a)	1,074	24,047

SEGALL BRYANT & HAMILL MICRO CAP FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Energy - 5.0% (Continued)
Oil, Gas & Consumable Fuels - 4.3% (Continued)
Goodrich Petroleum Corp. (a)	722	$7,675
Montage Resources Corp. (a)	3,655	13,816
Nordic American Tankers, Ltd. (Bermuda)	9,212	19,898
Penn Virginia Corp. (a)	75	2,180
Ring Energy, Inc. (a)	7,832	12,844
SilverBow Resources, Inc. (a)	701	6,793
Teekay Tankers, Ltd. - Class A (Bermuda) (a)	15,755	20,481
		125,497
Financials - 25.5%
Banks - 15.5%
1st Constitution Bancorp	892	16,725
Amalgamated Bank - Class A	885	14,178
AmeriServ Financial, Inc.	3,033	12,557
Bancorp, Inc. (The) (a)	1,618	16,018
Bar Harbor Bankshares	730	18,199
Citizens Holding Co.	686	13,891
Civista Bancshares, Inc.	733	15,928
ConnectOne Bancorp, Inc.	920	20,424
Eagle Bancorp Montana, Inc.	851	14,892
Financial Institutions, Inc.	1,127	34,013
First Business Financial Services, Inc.	678	16,326
First Choice Bancorp	1,531	32,641
Franklin Financial Services Corp.	452	16,069
Glen Burnie Bancorp	1,065	11,502
Hanmi Financial Corp.	918	17,240
Independent Bank Corp. (Michigan)	839	17,883
Landmark Bancorp, Inc.	440	10,243
Mackinac Financial Corp.	999	15,445
Midland States Bancorp, Inc.	595	15,500
MidWestOne Financial Group, Inc.	537	16,389
Orrstown Financial Services, Inc.	691	15,133
Pathfinder Bancorp, Inc.	926	12,269
Penns Woods Bancorp, Inc.	272	12,580
Peoples Financial Services Corp.	107	4,846
Preferred Bank	381	19,957

SEGALL BRYANT & HAMILL MICRO CAP FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Financials - 25.5% (Continued)
Banks - 15.5% (Continued)
Salisbury Bancorp, Inc.	285	$11,175
SB One Bancorp	634	14,303
Southern National Bancorp of Virginia, Inc.	139	2,139
United Bancshares, Inc.	543	10,871
		449,336
Capital Markets - 1.5%
Ashford, Inc. (a)	422	10,229
Cowen, Inc. - Class A (a)	2,077	31,965
		42,194
Insurance - 1.9%
Hallmark Financial Services, Inc. (a)	1,062	20,316
Health Insurance Innovations, Inc. - Class A (a)	497	12,390
Tiptree, Inc.	2,796	20,355
Watford Holdings, Ltd. (Bermuda) (a)	76	2,048
		55,109
Mortgage Real Estate Investment Trusts (REITs) - 1.8%
Arlington Asset Investment Corp. - Class A	1,686	9,256
Cherry Hill Mortgage Investment Corp.	698	9,144
Western Asset Mortgage Capital Corp.	3,393	32,743
		51,143
Thrifts & Mortgage Finance - 4.8%
Federal Agricultural Mortgage Corp. - Class C	238	19,435
Kentucky First Federal Bancorp	1,308	9,483
Ottawa Bancorp, Inc.	1,062	13,562
PB Bancorp, Inc.	2,417	27,796
Riverview Bancorp, Inc.	1,798	13,269
Sachem Capital Corp.	6,693	31,591
Standard AVB Financial Corp.	532	14,465
Sterling Bancorp, Inc.	583	5,690
United Community Financial Corp.	292	3,148
		138,439
Health Care - 23.3%
Biotechnology - 10.0%
Anika Therapeutics, Inc. (a)	489	26,841
BioSpecifics Technologies Corp. (a)	632	33,825

SEGALL BRYANT & HAMILL MICRO CAP FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Health Care - 23.3% (Continued)
Biotechnology - 10.0% (Continued)
Catalyst Pharmaceutical, Inc. (a)	5,129	$27,235
Eagle Pharmaceuticals, Inc. (a)	546	30,887
Enanta Pharmaceuticals, Inc. (a)	410	24,633
Enochian Biosciences, Inc. (a)	1,504	8,272
ImmuCell Corp. (a)	2,595	14,402
Merrimack Pharmaceuticals, Inc.	1,876	8,423
Palatin Technologies, Inc. (a)	11,985	10,892
PDL BioPharma, Inc. (a)	8,732	18,861
Prothena Corp. PLC (a)	1,436	11,258
Repligen Corp. (a)	332	25,461
Vanda Pharmaceuticals, Inc. (a)	2,138	28,393
Xencor, Inc. (a)	548	18,484
		287,867
Health Care Equipment & Supplies - 3.0%
Kewaunee Scientific Corp.	726	11,311
Lantheus Holdings, Inc. (a)	1,300	32,585
Meridian Bioscience, Inc.	1,050	9,964
Pro-Dex, Inc. (a)	2,233	34,165
		88,025
Health Care Providers & Services - 3.0%
Addus HomeCare Corp. (a)	184	14,587
Ensign Group, Inc. (The)	655	31,067
National HealthCare Corp.	382	31,267
PetIQ, Inc. (a)	403	10,986
		87,907
Health Care Technology - 1.6%
Computer Programs & Systems, Inc.	1,232	27,856
Simulations Plus, Inc.	519	18,009
		45,865
Life Sciences Tools & Services - 1.3%
Harvard Bioscience, Inc. (a)	4,976	15,301
NeoGenomics, Inc. (a)	1,180	22,562
		37,863
Pharmaceuticals - 4.4%
Amphastar Pharmaceuticals, Inc. (a)	1,463	29,011

SEGALL BRYANT & HAMILL MICRO CAP FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Health Care - 23.3% (Continued)
Pharmaceuticals - 4.4% (Continued)
ANI Pharmaceuticals, Inc. (a)	512	$37,315
Assertio Therapeutics, Inc. (a)	7,284	9,323
BioDelivery Sciences International, Inc. (a)	2,705	11,388
Cumberland Pharmaceuticals, Inc. (a)	1,244	7,377
Harrow Health, Inc. (a)	1,435	8,065
Lannett Co., Inc. (a)	1,580	17,696
ProPhase Labs, Inc.	3,512	6,427
		126,602
Industrials - 11.4%
Aerospace & Defense - 0.3%
Vectrus, Inc. (a)	232	9,431

Commercial Services & Supplies - 1.8%
CompX International, Inc.	1,068	15,304
Ennis, Inc.	1,065	21,524
Virco Manufacturing Corp.	3,735	14,380
		51,208
Construction & Engineering - 1.6%
Great Lakes Dredge & Dock Corp. (a)	2,005	20,952
Limbach Holdings, Inc. (a)	2,244	11,063
Northwest Pipe Co. (a)	323	9,092
Sterling Construction Co., Inc. (a)	327	4,300
		45,407
Electrical Equipment - 1.5%
Atkore International Group, Inc. (a)	1,019	30,927
Servotronics, Inc.	1,305	12,919
		43,846
Machinery - 4.5%
Briggs & Stratton Corp.	1,888	11,441
Chicago Rivet & Machine Co.	661	17,213
Commercial Vehicle Group, Inc. (a)	2,473	17,830
L.B. Foster Co. - Class A (a)	804	17,423
Miller Industries, Inc.	1,043	34,732

SEGALL BRYANT & HAMILL MICRO CAP FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Industrials - 11.4% (Continued)
Machinery - 4.5% (Continued)
Park-Ohio Holdings Corp.	997	$29,770
		128,409
Marine - 0.5%
Pangaea Logistics Solutions, Ltd. (Bermuda)	4,572	14,676

Professional Services - 1.1%
DLH Holdings Corp. (a)	2,347	10,632
Kelly Services, Inc. - Class A	914	22,137
		32,769
Road & Rail - 0.1%
Universal Logistics Holdings, Inc.	149	3,469

Information Technology - 11.2%
Communications Equipment - 0.1%
Ituran Location and Control, Ltd. (Israel)	74	1,835

Electronic Equipment, Instruments & Components - 3.4%
Bel Fuse, Inc. - Class B	257	3,863
Coda Octopus Group, Inc. (a)	471	3,867
Hollysys Automation Technologies, Ltd. (China)	1,419	21,554
KEMET Corp.	1,577	28,670
PC Connection, Inc.	270	10,503
Richardson Electronics, Ltd.	677	3,926
SMTC Corp. (a)	3,137	6,776
Taitron Components, Inc. - Class A	3,496	9,894
Wayside Technology Group, Inc.	687	10,326
		99,379
IT Services - 2.9%
ALJ Regional Holdings, Inc. (a)	5,431	7,549
Carbonite, Inc. (a)	1,110	17,194
CSP, Inc.	987	13,315
Perficient, Inc. (a)	1,028	39,660
Unisys Corp. (a)	614	4,562
		82,280

SEGALL BRYANT & HAMILL MICRO CAP FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Information Technology - 11.2% (Continued)
Semiconductors & Semiconductor Equipment - 2.4%
Amtech Systems, Inc. (a)	2,597	$13,764
Photronics, Inc. (a)	3,397	36,959
SMART Global Holdings, Inc. (a)	735	18,728
		69,451
Software - 2.4%
MIND C.T.I., Ltd. (Israel)	6,162	14,481
NetSol Technologies, Inc. (a)	2,326	12,909
Smith Micro Software, Inc. (a)	2,545	13,832
Zix Corp. (a)	4,055	29,358
		70,580
Materials - 2.5%
Chemicals - 0.8%
Advanced Emissions Solutions, Inc.	1,474	21,874

Metals & Mining - 1.7%
Caledonia Mining Corp. PLC (Jersey) (a)	2,037	13,750
Friedman Industries, Inc.	2,998	19,457
Schnitzer Steel Industries, Inc. - Class A	839	17,334
		50,541
Real Estate - 4.5%
Equity Real Estate Investment Trusts (REITs) - 4.5%
CorEnergy Infrastructure Trust, Inc.	443	20,918
Global Medical REIT, Inc.	1,771	20,189
Jernigan Capital, Inc.	910	17,518
Omega Healthcare Investors, Inc.	542	22,650
Preferred Apartment Communities, Inc. - Class A	1,438	20,779
Safehold, Inc.	197	6,009
Whitestone REIT	1,691	23,268
		131,331
Utilities - 1.8%
Electric Utilities - 1.0%
Genie Energy, Ltd. - Class B	4,106	30,630

SEGALL BRYANT & HAMILL MICRO CAP FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Utilities - 1.8% (Continued)
Multi-Utilities - 0.8%
Unitil Corp.	352	$22,331

Investments at Value - 99.6% (Cost $2,850,717)		$2,881,303

Other Assets in Excess of Liabilities - 0.4%		11,145

Net Assets - 100.0%		$2,892,448

(a)	Non-income producing security.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL SMALL CAP VALUE DIVIDEND FUND

STATEMENT OF INVESTMENTS

September 30, 2019 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Communication Services - 1.8%
Media - 1.8%
John Wiley & Sons, Inc. - Class A	38,443	$1,689,185

Consumer Discretionary - 10.2%
Auto Components - 1.1%
Dana, Inc.	69,704	1,006,526

Diversified Consumer Services - 1.4%
Graham Holdings Co. - Class B	2,056	1,364,053

Household Durables - 2.6%
La-Z-Boy, Inc.	37,490	1,259,289
M.D.C. Holdings, Inc.	27,188	1,171,803
		2,431,092
Leisure Products - 0.8%
Johnson Outdoors, Inc. - Class A	13,342	781,307

Specialty Retail - 4.3%
Aaron's, Inc.	23,870	1,533,886
American Eagle Outfitters, Inc.	96,502	1,565,263
Designer Brands, Inc. - Class A	57,177	978,870
		4,078,019
Consumer Staples - 1.9%
Food Products - 1.9%
Flowers Foods, Inc.	78,555	1,816,977

Energy - 6.3%
Energy Equipment & Services - 2.2%
Solaris Oilfield Infrastructure, Inc. - Class A	153,318	2,057,527

Oil, Gas & Consumable Fuels - 4.1%
Enerplus Corp. (Canada)	409,699	3,048,161
Vermilion Energy, Inc. (Canada)	53,310	890,810
		3,938,971

SEGALL BRYANT & HAMILL SMALL CAP VALUE DIVIDEND FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Financials - 32.3%
Banks - 15.7%
Atlantic Union Bancshares Corp.	68,681	$2,558,024
F.N.B. Corp.	186,172	2,146,563
First Interstate BancSystem, Inc. - Class A	34,170	1,375,001
Glacier Bancorp, Inc.	28,771	1,164,074
Independent Bank Corp.	29,129	2,174,480
Lakeland Financial Corp.	20,847	916,851
Sandy Spring Bancorp, Inc.	29,120	981,635
Umpqua Holdings Corp.	134,113	2,207,500
Wintrust Financial Corp.	21,017	1,358,329
		14,882,457
Capital Markets - 1.3%
Evercore, Inc. - Class A	15,010	1,202,301

Consumer Finance - 0.9%
SLM Corp.	96,407	850,792

Insurance - 7.3%
Axis Capital Holdings, Ltd. (Bermuda)	27,070	1,806,110
CNO Financial Group, Inc.	80,346	1,271,877
Hanover Insurance Group, Inc. (The)	7,420	1,005,707
Horace Mann Educators Corp.	22,382	1,036,958
ProAssurance Corp.	44,585	1,795,438
		6,916,090
Mortgage Real Estate Investment Trusts (REITs) - 2.2%
Redwood Trust, Inc.	129,250	2,120,993

Thrifts & Mortgage Finance - 4.9%
OceanFirst Financial Corp.	30,504	719,894
Radian Group, Inc.	85,921	1,962,436
Washington Federal, Inc.	52,508	1,942,271
		4,624,601
Health Care - 3.4%
Health Care Equipment & Supplies - 0.4%
LeMaitre Vascular, Inc.	9,454	323,138

SEGALL BRYANT & HAMILL SMALL CAP VALUE DIVIDEND FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Health Care - 3.4% (Continued)
Health Care Providers & Services - 2.5%
Ensign Group, Inc. (The)	50,144	$2,378,330

Pharmaceuticals - 0.5%
Phibro Animal Health Corp. - Class A	22,676	483,679

Industrials - 8.5%
Air Freight & Logistics - 1.3%
Forward Air Corp.	19,956	1,271,596

Airlines - 1.6%
Allegiant Travel Co.	10,060	1,505,580

Construction & Engineering - 2.6%
Comfort Systems USA, Inc.	18,952	838,247
Primoris Services Corp.	81,871	1,605,490
		2,443,737
Electrical Equipment - 1.2%
EnerSys	18,156	1,197,207

Machinery - 1.8%
ITT, Inc.	27,584	1,687,865

Information Technology - 7.6%
Communications Equipment - 2.0%
InterDigital, Inc.	36,122	1,895,321

Electronic Equipment, Instruments & Components - 1.3%
MTS Systems Corp.	23,462	1,296,276

IT Services - 3.5%
MAXIMUS, Inc.	24,035	1,856,944

SEGALL BRYANT & HAMILL SMALL CAP VALUE DIVIDEND FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Information Technology - 7.6% (Continued)
IT Services - 3.5% (Continued)
TTEC Holdings, Inc.	30,806	$1,474,991
		3,331,935
Semiconductors & Semiconductor Equipment - 0.8%
MKS Instruments, Inc.	8,050	742,854

Materials - 3.0%
Chemicals - 1.8%
Huntsman Corp.	73,381	1,706,842

Metals & Mining - 1.2%
Warrior Met Coal, Inc.	58,674	1,145,317

Real Estate - 14.1%
Equity Real Estate Investment Trusts (REITs) - 13.4%
Corporate Office Properties Trust	62,995	1,875,991
Essential Properties Realty Trust, Inc.	67,130	1,537,949
Outfront Media, Inc.	72,490	2,013,772
Physicians Realty Trust	93,583	1,661,098
QTS Realty Trust, Inc. - Class A	39,203	2,015,426
Rayonier, Inc.	34,100	961,620
Rexford Industrial Realty, Inc.	22,010	968,880
STAG Industrial, Inc.	56,286	1,659,312
		12,694,048
Real Estate Management & Development - 0.7%
Newmark Group, Inc. - Class A	71,532	648,080

Utilities - 8.3%
Electric Utilities - 1.5%
ALLETE, Inc.	16,715	1,461,058

Gas Utilities - 3.5%
Southwest Gas Holdings, Inc.	36,273	3,302,294

SEGALL BRYANT & HAMILL SMALL CAP VALUE DIVIDEND FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Utilities - 8.3% (Continued)
Multi-Utilities - 3.3%
Avista Corp.	63,829	$3,091,877

Investments at Value - 97.4% (Cost $85,842,938)		$92,367,925

Other Assets in Excess of Liabilities - 2.6%		2,500,721

Net Assets - 100.0%		$94,868,646

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND

STATEMENT OF INVESTMENTS

September 30, 2019 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Communication Services - 3.6%
Diversified Telecommunication Services - 1.8%
Cogent Communications Holdings, Inc.	25,245	$1,390,999

Interactive Media & Services - 1.0%
Eventbrite, Inc. - Class A (a)	40,210	712,119

Media - 0.8%
New York Times Co. (The) - Class A	21,366	608,504

Consumer Discretionary - 10.0%
Diversified Consumer Services - 4.4%
Bright Horizons Family Solutions, Inc. (a)	12,955	1,975,637
Grand Canyon Education, Inc. (a)	14,325	1,406,715
		3,382,352
Hotels, Restaurants & Leisure - 3.0%
Churchill Downs, Inc.	11,728	1,447,880
Jack in the Box, Inc.	9,589	873,750
		2,321,630
Leisure Products - 0.9%
Callaway Golf Co.	36,229	703,205

Multi-Line Retail - 1.7%
Ollie's Bargain Outlet Holdings, Inc. (a)	21,487	1,259,998

Consumer Staples - 1.9%
Beverages - 1.0%
MGP Ingredients, Inc.	14,325	711,666

Food Products - 0.9%
Simply Good Foods Co. (The) (a)	24,018	696,282

Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Centennial Resource Development, Inc. - Class A (a)	126,368	570,552
PDC Energy, Inc. (a)	14,492	402,153

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Energy - 1.7% (Continued)
Oil, Gas & Consumable Fuels - 1.7% (Continued)
SRC Energy, Inc. (a)	65,417	$304,843
		1,277,548
Financials - 10.5%
Banks - 1.9%
Bank OZK	17,282	471,280
Eagle Bancorp, Inc.	22,057	984,183
		1,455,463
Capital Markets - 2.1%
Evercore, Inc. - Class A	8,564	685,976
Focus Financial Partners, Inc. - Class A (a)	23,696	563,965
OneSpaWorld Holdings, Ltd. (a)	24,639	382,644
		1,632,585
Insurance - 4.6%
AMERISAFE, Inc.	11,957	790,477
Goosehead Insurance, Inc. - Class A	35,525	1,753,159
Trupanion, Inc. (a)	37,061	942,091
		3,485,727
Thrifts & Mortgage Finance - 1.9%
LendingTree, Inc. (a)	1,703	528,662
Meridian Bancorp, Inc.	49,082	920,288
		1,448,950
Health Care - 21.0%
Biotechnology - 0.6%
Amicus Therapeutics, Inc. (a)	54,638	438,197

Health Care Equipment & Supplies - 7.7%
Cardiovascular Systems, Inc. (a)	23,005	1,093,198
Glaukos Corp. (a)	10,907	681,797
Globus Medical, Inc. - Class A (a)	36,037	1,842,211
LivaNova PLC (United Kingdom) (a)	11,304	834,122
Masimo Corp. (a)	6,938	1,032,305
Silk Road Medical, Inc. (a)	11,501	374,127
		5,857,760
Health Care Providers & Services - 4.2%
Addus HomeCare Corp. (a)	14,770	1,170,965

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Health Care - 21.0% (Continued)
Health Care Providers & Services - 4.2% (Continued)
Amedisys, Inc. (a)	11,074	$1,450,805
BioTelemetry, Inc. (a)	15,408	627,568
		3,249,338
Health Care Technology - 5.4%
Inspire Medical Systems, Inc. (a)	7,186	438,490
Medidata Solutions, Inc. (a)	9,757	892,765
Omnicell, Inc. (a)	17,730	1,281,347
Teladoc Health, Inc. (a)	22,083	1,495,461
		4,108,063
Life Sciences Tools & Services - 1.0%
PRA Health Sciences, Inc. (a)	7,873	781,238

Pharmaceuticals - 2.1%
Catalent, Inc. (a)	21,656	1,032,125
Pacira BioSciences, Inc. (a)	15,554	592,141
		1,624,266
Industrials - 15.2%
Aerospace & Defense - 4.0%
Hexcel Corp.	22,070	1,812,609
Mercury Systems, Inc. (a)	15,554	1,262,518
		3,075,127
Commercial Services & Supplies - 2.5%
Healthcare Services Group, Inc.	23,389	568,119
Ritchie Bros. Auctioneers, Inc. (Canada)	34,181	1,363,822
		1,931,941
Electrical Equipment - 3.7%
Generac Holdings, Inc. (a)	25,299	1,981,924
TPI Composites, Inc. (a)	44,634	836,887
		2,818,811
Machinery - 1.3%
Proto Labs, Inc. (a)	9,717	992,106

Professional Services - 2.6%
Huron Consulting Group, Inc. (a)	22,800	1,398,552

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Industrials - 15.2% (Continued)
Professional Services - 2.6% (Continued)
Upwork, Inc. (a)	43,903	$584,129
		1,982,681
Road & Rail - 1.1%
Saia, Inc. (a)	8,478	794,389

Information Technology - 27.4%
Electronic Equipment, Instruments & Components - 1.1%
Novanta, Inc. (Canada) (a)	10,379	848,172

IT Services - 4.7%
EPAM Systems, Inc. (a)	10,856	1,979,266
MAXIMUS, Inc.	21,277	1,643,861
		3,623,127
Semiconductors & Semiconductor Equipment - 10.2%
Cabot Microelectronics Corp.	8,740	1,234,175
Entegris, Inc.	39,737	1,870,023
Inphi Corp. (a)	20,889	1,275,273
Monolithic Power Systems, Inc.	11,355	1,767,179
Silicon Laboratories, Inc. (a)	14,530	1,617,916
		7,764,566
Software - 11.4%
Anaplan, Inc. (a)	8,230	386,810
Envestnet, Inc. (a)	25,729	1,458,834
Everbridge, Inc. (a)	19,702	1,215,810
Fair Isaac Corp. (a)	2,364	717,521
FireEye, Inc. (a)	47,802	637,679
Globant SA (Luxembourg) (a)	14,786	1,354,102
Instructure, Inc. (a)	23,990	929,373
RealPage, Inc. (a)	21,338	1,341,307
Zendesk, Inc. (a)	8,584	625,602
		8,667,038
Materials - 4.7%
Chemicals - 4.7%
Ingevity Corp. (a)	19,333	1,640,212
Innospec, Inc.	6,860	611,500

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Materials - 4.7% (Continued)
Chemicals - 4.7% (Continued)
Livent Corp. (a)	60,752	$406,431
PolyOne Corp.	29,367	958,832
		3,616,975
Real Estate - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.5%
QTS Realty Trust, Inc. - Class A	29,201	1,501,223
Terreno Realty Corp.	7,917	404,480
		1,905,703

Investments at Value - 98.5% (Cost $62,235,607)		$75,166,526

Other Assets in Excess of Liabilities - 1.5%		1,174,611

Net Assets - 100.0%		$76,341,137

(a)	Non-income producing security.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL SMID CAP VALUE DIVIDEND FUND

STATEMENT OF INVESTMENTS

September 30, 2019 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Communication Services - 3.0%
Entertainment - 1.7%
Viacom, Inc. - Class B	493	$11,847

Media - 1.3%
John Wiley & Sons, Inc. - Class A	208	9,139

Consumer Discretionary - 10.1%
Diversified Consumer Services - 1.0%
Graham Holdings Co. - Class B	10	6,635

Hotels, Restaurants & Leisure - 1.8%
Six Flags Entertainment Corp.	252	12,799

Household Durables - 2.0%
D.R. Horton, Inc.	264	13,915

Internet & Direct Marketing Retail - 3.2%
eBay, Inc.	287	11,187
Expedia Group, Inc.	87	11,694
		22,881
Specialty Retail - 2.1%
Aaron's, Inc.	120	7,711
American Eagle Outfitters, Inc.	451	7,315
		15,026
Consumer Staples - 1.8%
Food Products - 1.8%
Flowers Foods, Inc.	550	12,722

Energy - 4.0%
Energy Equipment & Services - 1.3%
Solaris Oilfield Infrastructure, Inc. - Class A	691	9,273

Oil, Gas & Consumable Fuels - 2.7%
Diamondback Energy, Inc.	70	6,294

SEGALL BRYANT & HAMILL SMID CAP VALUE DIVIDEND FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Energy - 4.0% (Continued)
Oil, Gas & Consumable Fuels - 2.7% (Continued)
Enerplus Corp. (Canada)	1,764	$13,124
		19,418
Financials - 25.4%
Banks - 12.1%
Atlantic Union Bancshares Corp.	408	15,196
BOK Financial Corp.	110	8,706
FNB Corp.	1,131	13,040
Glacier Bancorp, Inc.	284	11,491
Independent Bank Corp.	200	14,930
Investors Bancorp, Inc.	1,345	15,279
Umpqua Holdings Corp.	432	7,111
		85,753
Capital Markets - 1.3%
Evercore, Inc. - Class A	116	9,292

Consumer Finance - 0.9%
SLM Corp.	707	6,239

Insurance - 7.0%
Axis Capital Holdings, Ltd. (Bermuda)	254	16,947
Everest Re Group, Ltd. (Bermuda)	50	13,304
Hanover Insurance Group, Inc. (The)	61	8,268
Reinsurance Group of America, Inc.	70	11,192
		49,711
Mortgage Real Estate Investment Trusts (REITs) - 2.0%
Redwood Trust, Inc.	883	14,490

Thrifts & Mortgage Finance - 2.1%
Radian Group, Inc.	637	14,549

Health Care - 5.0%
Biotechnology - 1.6%
Grifols SA - ADR (Spain)	581	11,643

SEGALL BRYANT & HAMILL SMID CAP VALUE DIVIDEND FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Health Care - 5.0% (Continued)
Health Care Equipment & Supplies - 1.0%
Vermilion Energy, Inc. (Canada)	407	$6,801

Health Care Providers & Services - 1.9%
Ensign Group, Inc. (The)	286	13,565

Pharmaceuticals - 0.5%
Phibro Animal Health Corp. - Class A	171	3,648

Industrials - 12.7%
Aerospace & Defense - 1.8%
CAE, Inc. (Canada)	511	12,979

Air Freight & Logistics - 1.1%
Forward Air Corp.	126	8,029

Airlines - 1.1%
Allegiant Travel Co.	49	7,333

Construction & Engineering - 2.2%
Comfort Systems USA, Inc.	143	6,325
Primoris Services Corp.	465	9,119
		15,444
Machinery - 4.0%
ITT, Inc.	205	12,544
Oshkosh Corp.	211	15,994
		28,538
Road & Rail - 2.5%
Kansas City Southern	131	17,424

Information Technology - 7.1%
Communications Equipment - 1.8%
InterDigital, Inc.	236	12,383

SEGALL BRYANT & HAMILL SMID CAP VALUE DIVIDEND FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Information Technology - 7.1% (Continued)
Electronic Equipment, Instruments & Components - 1.3%
Dolby Laboratories, Inc. - Class A	142	$9,179

IT Services - 4.0%
Genpact, Ltd.	196	7,595
MAXIMUS, Inc.	99	7,649
TTEC Holdings, Inc.	280	13,406
		28,650
Materials - 4.6%
Chemicals - 1.5%
Huntsman Corp.	452	10,514

Metals & Mining - 3.1%
Newmont Mining Corp.	326	12,362
Warrior Met Coal, Inc.	503	9,818
		22,180
Real Estate - 17.3%
Equity Real Estate Investment Trusts (REITs) - 17.3%
Americold Realty Trust	333	12,344
Corporate Office Properties Trust	379	11,287
Invitation Homes, Inc.	549	16,256
Outfront Media, Inc.	554	15,390
Physicians Realty Trust	400	7,100
QTS Realty Trust, Inc. - Class A	225	11,567
Rexford Industrial Realty, Inc.	166	7,307
STAG Industrial, Inc.	409	12,057
Sun Communities, Inc.	101	14,994
VICI Properties, Inc.	621	14,066
		122,368
Utilities - 8.6%
Gas Utilities - 2.1%
Southwest Gas Holdings, Inc.	162	14,748

Independent Power and Renewable Electricity Producers - 2.1%
Vistra Energy Corp.	557	14,889

SEGALL BRYANT & HAMILL SMID CAP VALUE DIVIDEND FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Utilities - 8.6% (Continued)
Multi-Utilities - 4.4%
Avista Corp.	260	$12,594
CenterPoint Energy, Inc.	359	10,835
MDU Resources Group, Inc.	279	7,865
		31,294

Investments at Value - 99.6% (Cost $663,728)		$705,298

Other Assets in Excess of Liabilities - 0.4%		2,559

Net Assets - 100.0%		$707,857

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL MID CAP VALUE DIVIDEND FUND

STATEMENT OF INVESTMENTS

September 30, 2019 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Communication Services - 4.0%
Diversified Telecommunication Services - 2.0%
TELUS Corp. (Canada)	42,074	$1,498,676

Entertainment - 2.0%
Viacom, Inc. - Class B	64,599	1,552,314

Consumer Discretionary - 13.3%
Hotels, Restaurants & Leisure - 2.2%
Six Flags Entertainment Corp.	33,884	1,720,968

Household Durables - 2.4%
D.R. Horton, Inc.	34,295	1,807,690

Internet & Direct Marketing Retail - 5.0%
eBay, Inc.	39,432	1,537,059
Expedia Group, Inc.	17,170	2,307,820
		3,844,879
Leisure Products - 2.2%
Hasbro, Inc.	14,301	1,697,386

Specialty Retail - 1.5%
Aaron's, Inc.	17,539	1,127,056

Consumer Staples - 1.8%
Food Products - 1.8%
Flowers Foods, Inc.	58,870	1,361,663

Energy - 4.8%
Oil, Gas & Consumable Fuels - 4.8%
Diamondback Energy, Inc.	7,330	659,040
Enerplus Corp. (Canada)	243,036	1,808,188
Valero Energy Corp.	14,321	1,220,722
		3,687,950

SEGALL BRYANT & HAMILL MID CAP VALUE DIVIDEND FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Financials - 22.9%
Banks - 7.0%
BOK Financial Corp.	14,257	$1,128,442
FNB Corp.	134,132	1,546,542
Investors Bancorp, Inc.	137,743	1,564,760
People's United Financial, Inc.	70,757	1,106,286
		5,346,030
Capital Markets - 2.1%
Ameriprise Financial, Inc.	5,539	814,787
T. Rowe Price Group, Inc.	6,973	796,665
		1,611,452
Insurance - 12.1%
Allstate Corp. (The)	11,284	1,226,345
Axis Capital Holdings, Ltd. (Bermuda)	28,483	1,900,386
Everest Re Group, Ltd. (Bermuda)	5,920	1,575,253
Hanover Insurance Group, Inc. (The)	5,680	769,867
Hartford Financial Services Group, Inc. (The)	26,704	1,618,529
Principal Financial Group, Inc.	13,930	795,960
Reinsurance Group of America, Inc.	8,627	1,379,285
		9,265,625
Thrifts & Mortgage Finance - 1.7%
Radian Group, Inc.	56,276	1,285,344

Health Care - 7.4%
Biotechnology - 2.0%
Grifols SA ADR (Spain)	77,171	1,546,507

Health Care Providers & Services - 3.5%
AmerisourceBergen Corp.	9,091	748,462
Quest Diagnostics, Inc.	17,956	1,921,831
		2,670,293
Health Care Technology - 1.9%
Cerner Corp.	21,520	1,467,018

SEGALL BRYANT & HAMILL MID CAP VALUE DIVIDEND FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Industrials - 7.3%
Aerospace & Defense - 1.1%
CAE, Inc. (Canada)	34,634	$879,704

Commercial Services & Supplies - 1.8%
Republic Services, Inc.	15,539	1,344,900

Machinery - 1.8%
Oshkosh Corp.	18,376	1,392,901

Road & Rail - 2.6%
Kansas City Southern	15,081	2,005,924

Information Technology - 8.5%
Communications Equipment - 1.5%
InterDigital, Inc.	22,516	1,181,414

Electronic Equipment, Instruments & Components - 2.0%
Dolby Laboratories, Inc. - Class A	23,681	1,530,740

IT Services - 5.0%
Amdocs, Ltd.	19,047	1,259,197
Genpact, Ltd.	29,637	1,148,434
MAXIMUS, Inc.	18,037	1,393,539
		3,801,170
Materials - 3.3%
Chemicals - 1.6%
Huntsman Corp.	53,180	1,236,967

Metals & Mining - 1.7%
Newmont Mining Corp.	21,780	825,898
Teck Resources, Ltd. - Class B	29,037	471,270
		1,297,168
Real Estate - 13.4%
Equity Real Estate Investment Trusts (REITs) - 13.4%
Americold Realty Trust	31,942	1,184,090
Corporate Office Properties Trust	58,011	1,727,567

SEGALL BRYANT & HAMILL MID CAP VALUE DIVIDEND FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Real Estate - 13.4% (Continued)
Equity Real Estate Investment Trusts (REITs) - 13.4% (Continued)
Gaming and Leisure Properties, Inc.	19,538	$747,133
Invitation Homes, Inc.	54,461	1,612,590
Outfront Media, Inc.	43,842	1,217,931
Rexford Industrial Realty, Inc.	17,360	764,187
Sun Communities, Inc.	10,484	1,556,350
VICI Properties, Inc.	64,737	1,466,293
		10,276,141
Utilities - 12.0%
Electric Utilities - 2.6%
ALLETE, Inc.	13,161	1,150,403
Xcel Energy, Inc.	12,955	840,650
		1,991,053
Gas Utilities - 2.7%
Southwest Gas Holdings, Inc.	22,834	2,078,807

Independent Power and Renewable Electricity Producers - 2.5%
Vistra Energy Corp.	70,838	1,893,500

SEGALL BRYANT & HAMILL MID CAP VALUE DIVIDEND FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Utilities - 12.0% (Continued)
Multi-Utilities - 4.2%
CenterPoint Energy, Inc.	52,798	$1,593,443
MDU Resources Group, Inc.	58,020	1,635,584
		3,229,027

Investments at Value - 98.7% (Cost $67,507,142)		$75,630,267

Other Assets in Excess of Liabilities - 1.3%		1,016,323

Net Assets - 100.0%		$76,646,590

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL FUNDAMENTAL INTERNATIONAL SMALL CAP FUND

STATEMENT OF INVESTMENTS

September 30, 2019 (Unaudited)

COMMON STOCKS - 93.1%	Shares	Value
Communication Services - 13.5%
Interactive Media & Services - 12.5%
Autohome, Inc. ADR (China) (a)	11,843	$984,509
LIFULL Co., Ltd. (Japan)	120,100	780,938
MarkLines Co., Ltd. (Japan)	42,411	708,458
Momo, Inc. ADR (China)	22,400	693,952
ZIGExN Co., Ltd. (Japan)	167,642	886,945
		4,054,802
Wireless Telecommunication Services - 1.0%
Amaysim Australia, Ltd. (Australia) (a)	1,498,904	303,504

Consumer Discretionary - 23.8%
Diversified Consumer Services - 4.2%
Fu Shou Yuan International Group, Ltd. (China)	1,076,847	952,136
IBJ, Inc. (Japan)	38,808	413,157
		1,365,293
Hotels, Restaurants & Leisure - 7.7%
Arcland Service Co., Ltd. (Japan)	26,708	479,249
Corporate Travel Management, Ltd. (Australia)	26,601	338,976
MTY Food Group, Inc. (Canada)	19,839	949,385
Yossix Co., Ltd. (Japan)	24,915	728,226
		2,495,836
Internet & Direct Marketing Retail - 6.3%
Just Eat PLC (United Kingdom) (a)	46,583	382,736
Webjet, Ltd. (Australia)	223,960	1,649,165
		2,031,901
Leisure Products - 2.4%
MIPS AB (Sweden)	45,588	773,446

Multiline Retail - 1.6%
Kitanotatsujin Corp. (Japan)	76,800	497,253

Specialty Retail - 1.6%
Vertu Motors PLC (United Kingdom)	1,292,236	529,116

SEGALL BRYANT & HAMILL FUNDAMENTAL INTERNATIONAL SMALL CAP FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 93.1% (Continued)	Shares	Value
Consumer Staples - 4.6%
Food & Staples Retailing - 1.0%
Cake Box Holdings PLC (United Kingdom)	154,400	$319,899

Food Products - 3.6%
SwedenCare AB (Sweden) (a)	102,219	747,699
Yihai International Holding, Ltd. (China)	69,627	413,976
		1,161,675
Financials - 9.5%
Capital Markets - 8.0%
Azimut Holdings SpA (Italy)	42,977	806,697
M&A Capital Partners Co., Ltd. (Japan) (a)	9,556	572,756
Nihon M&A Center, Inc. (Japan)	20,530	577,272
Sanne Group PLC (Jersey)	96,555	644,674
		2,601,399
Thrifts & Mortgage Finance - 1.5%
Mortgage Advice Bureau Holdings, Ltd. (United Kingdom)	70,549	480,580

Health Care - 4.4%
Health Care Providers & Services - 2.3%
National Veterinary Care, Ltd. (Australia)	455,119	749,521

Pharmaceuticals - 2.1%
China Medical System Holdings, Ltd. (China)	578,970	688,468

Industrials - 11.2%
Commercial Services & Supplies - 6.3%
Boyd Group Income Fund (Canada)	9,475	1,255,633
Clipper Logistics PLC (United Kingdom)	298,245	781,121
		2,036,754
Professional Services - 2.8%
SMS Company, Ltd. (Japan)	37,890	921,018

Trading Companies & Distributors - 2.1%
IMCD NV (Netherlands)	9,140	675,985

SEGALL BRYANT & HAMILL FUNDAMENTAL INTERNATIONAL SMALL CAP FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 93.1% (Continued)	Shares	Value
Information Technology - 26.1%
IT Services - 12.0%
Appen, Ltd. (Australia)	39,450	$563,419
CANCOM SE (Germany)	18,030	972,842
Citadel Group, Ltd. (The) (Australia)	104,218	256,043
Keyword Studios PLC (Ireland)	66,289	934,911
PagSeguro Digital, Ltd. (Brazil) (a)	10,560	489,034
Softcat PLC (United Kingdom)	54,965	677,203
		3,893,452
Software - 14.1%
Constellation Software, Inc. (Canada)	1,915	1,912,543
Fortnox AB (Sweden)	55,004	923,139
GB Group PLC (United Kingdom)	124,650	830,724
Logo Yazilim Sanayi Ve Ticaret AS (Turkey) (a)	72,757	517,171
Magic Software Enterprises, Ltd. (Israel)	39,251	360,717
		4,544,294

Investments at Value - 93.1% (Cost $23,613,013)		$30,124,196

Other Assets in Excess of Liabilities - 6.9%		2,217,152

Net Assets - 100.0%		$32,341,348

(a)	Non-income producing security.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL FUNDAMENTAL INTERNATIONAL SMALL CAP FUND

COUNTRY BREAKDOWN

September 30, 2019 (Unaudited)

Country	Value	% of Net Assets
Japan	$6,565,272	20.3%
Canada	4,117,561	12.7%
United Kingdom	4,001,379	12.4%
Australia	3,860,628	11.9%
China	3,733,041	11.5%
Sweden	2,444,284	7.6%
Germany	972,842	3.0%
Ireland	934,911	2.9%
Italy	806,697	2.5%
Netherlands	675,985	2.1%
Jersey	644,674	2.0%
Turkey	517,171	1.6%
Brazil	489,034	1.5%
Israel	360,717	1.1%
Total Investments	$30,124,196	93.1%
Other Assets in Excess of Liabilities	2,217,152	6.9%
Net Assets	$32,341,348	100.0%

The country breakdown is based on the company headquarters.

See accompanying notes to Quarterly Statements of Investments.

SBH FUNDAMENTAL INTERNATIONAL SMALL CAP FUND

SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS

September 30, 2019 (Unaudited)

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at September 30, 2019	Fund Delivering	U.S. $ Value at September 30, 2019	Unrealized Appreciation	Unrealized Depreciation
BNY Mellon	12/17/2019	AED	48,411	USD	48,384	$27	$-
BNY Mellon	12/17/2019	BRL	623,412	USD	634,961	-	(11,549)
BNY Mellon	12/17/2019	CHF	1,185,243	USD	1,202,154	-	(16,911)
BNY Mellon	12/17/2019	CLP	96,502	USD	98,899	-	(2,397)
BNY Mellon	12/17/2019	COP	20,807	USD	21,461	-	(654)
BNY Mellon	12/17/2019	CZK	7,002	USD	7,094	-	(92)
BNY Mellon	12/17/2019	DKK	428,356	USD	434,889	-	(6,533)
BNY Mellon	12/17/2019	EUR	3,211,426	USD	3,261,025	-	(49,599)
BNY Mellon	12/17/2019	HUF	10,275	USD	10,583	-	(308)
BNY Mellon	12/17/2019	IDR	174,444	USD	175,045	-	(601)
BNY Mellon	12/17/2019	ILS	409,484	USD	405,572	3,912	-
BNY Mellon	12/17/2019	INR	1,017,118	USD	998,669	18,449	-
BNY Mellon	12/17/2019	JPY	1,198,345	USD	1,215,364	-	(17,019)
BNY Mellon	12/17/2019	KRW	1,065,075	USD	1,073,047	-	(7,972)
BNY Mellon	12/17/2019	MXP	198,319	USD	199,566	-	(1,247)
BNY Mellon	12/17/2019	NOK	528,750	USD	536,906	-	(8,156)
BNY Mellon	12/17/2019	NZD	249,660	USD	256,910	-	(7,250)
BNY Mellon	12/17/2019	PHP	72,081	USD	71,912	169	-
BNY Mellon	12/17/2019	PLN	72,300	USD	73,857	-	(1,557)
BNY Mellon	12/17/2019	QAR	79,154	USD	79,116	38	-
BNY Mellon	12/17/2019	RUB	63,838	USD	62,882	956	-
BNY Mellon	12/17/2019	SAR	183,486	USD	183,591	-	(105)
BNY Mellon	12/17/2019	SGD	442,452	USD	443,618	-	(1,166)
BNY Mellon	12/17/2019	THB	366,372	USD	366,156	216	-
BNY Mellon	12/17/2019	TWD	1,476,450	USD	1,473,367	3,083	-
BNY Mellon	12/17/2019	USD	2,138,477	AUD	2,103,363	35,114	-
BNY Mellon	12/17/2019	USD	1,639,614	CAD	1,631,872	7,742	-
BNY Mellon	12/17/2019	USD	1,699,905	GBP	1,697,303	2,602	-
BNY Mellon	12/17/2019	USD	1,364,590	HKD	1,366,011	-	(1,421)
BNY Mellon	12/17/2019	USD	20,339	INR	20,695	-	(356)
BNY Mellon	12/17/2019	USD	1,145,949	SEK	1,119,434	26,515	-
BNY Mellon	12/17/2019	USD	379,576	TRY	389,193	-	(9,617)
BNY Mellon	12/17/2019	ZAR	399,554	USD	409,359	-	(9,805)
Total						$98,823	$(154,315)

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL GLOBAL LARGE CAP FUND

STATEMENT OF INVESTMENTS

September 30, 2019 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Communication Services - 3.3%
Wireless Telecommunication Services - 3.3%
KDDI Corp. (Japan)	60,200	$1,570,943

Consumer Discretionary - 15.7%
Auto Components - 3.2%
Valeo SA (France)	46,960	1,521,956

Automobiles - 3.6%
Toyota Motor Corp. (Japan)	25,400	1,706,044

Hotels, Restaurants & Leisure - 5.4%
Starbucks Corp.	12,830	1,134,429
Whitbread PLC (United Kingdom)	26,628	1,405,137
		2,539,566
Specialty Retail - 3.5%
Lowe's Cos., Inc.	15,200	1,671,392

Consumer Staples - 15.1%
Beverages - 3.3%
Asahi Group Holdings, Ltd. (Japan)	31,200	1,549,647

Food & Staples Retailing - 3.6%
Walmart, Inc.	14,227	1,688,460

Food Products - 2.0%
Nestlé SA ADR (Switzerland)	8,915	966,386

Household Products - 3.3%
Kimberly-Clark Corp.	10,994	1,561,698

Tobacco - 2.9%
British American Tobacco PLC ADR (United Kingdom)	36,610	1,350,909

SEGALL BRYANT & HAMILL GLOBAL LARGE CAP FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Energy - 7.0%
Oil, Gas & Consumable Fuels - 7.0%
Chevron Corp.	13,910	$1,649,726
Marathon Petroleum Corp.	27,710	1,683,382
		3,333,108
Financials - 17.5%
Banks - 3.6%
U.S. Bancorp	30,206	1,671,600

Capital Markets - 3.3%
Charles Schwab Corp. (The)	37,300	1,560,259

Insurance - 10.6%
Chubb, Ltd. (Switzerland)	11,800	1,904,992
Helvetia Holding AG (Switzerland)	12,095	1,669,361
Power Financial Corp. (Canada)	62,700	1,453,858
		5,028,211
Health Care - 10.4%
Biotechnology - 2.9%
AbbVie, Inc.	18,244	1,381,436

Pharmaceuticals - 7.5%
Novartis AG ADR (Switzerland)	19,310	1,678,039
Roche Holdings AG (Switzerland)	6,400	1,863,510
		3,541,549
Industrials - 13.4%
Aerospace & Defense - 4.1%
Lockheed Martin Corp.	4,990	1,946,399

Electrical Equipment - 3.1%
Rockwell Automation, Inc.	8,770	1,445,296

Professional Services - 6.2%
Adecco Group AG (Switzerland)	21,700	1,200,867
RELX PLC (United Kingdom)	73,500	1,745,681
		2,946,548

SEGALL BRYANT & HAMILL GLOBAL LARGE CAP FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Information Technology - 10.2%
IT Services - 3.1%
Broadridge Financial Solutions, Inc.	11,840	$1,473,251

Semiconductors & Semiconductor Equipment - 3.5%
Broadcom, Inc.	6,000	1,656,420

Software - 3.6%
Sage Group PLC (The) (United Kingdom)	200,052	1,700,149

Materials - 2.7%
Metals & Mining - 2.7%
Newmont Mining Corp.	33,900	1,285,488

Utilities - 3.2%
Electric Utilities - 3.2%
Exelon Corp.	31,000	1,497,610

Investments at Value - 98.5% (Cost $38,169,052)		$46,594,325

Other Assets in Excess of Liabilities - 1.5%		687,682

Net Assets - 100.0%		$47,282,007

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL GLOBAL LARGE CAP FUND

COUNTRY BREAKDOWN

September 30, 2019 (Unaudited)

Country	Value	% of Net Assets
United States	$23,306,846	49.3%
Switzerland	9,283,155	19.6%
United Kingdom	6,201,876	13.1%
Japan	4,826,634	10.2%
France	1,521,956	3.2%
Canada	1,453,858	3.1%
Total Investments	$46,594,325	98.5%
Other Assets in Excess of Liabilities	687,682	1.5%
Net Assets	$47,282,007	100.0%

The country breakdown is based on the company headquarters.

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL WORKPLACE EQUALITY FUND

STATEMENT OF INVESTMENTS

September 30, 2019 (Unaudited)

COMMON STOCKS - 96.8%	Shares	Value
Communication Services - 4.0%
Diversified Telecommunication Services - 2.1%
Verizon Communications, Inc.	6,030	$363,971

Media - 1.9%
Interpublic Group of Cos., Inc. (The)	15,510	334,395

Consumer Discretionary - 12.4%
Hotels, Restaurants & Leisure - 7.9%
Brinker International, Inc.	11,145	475,557
Starbucks Corp.	4,120	364,290
Yum! Brands, Inc.	4,718	535,163
		1,375,010
Multi-Line Retail - 2.5%
Target Corp.	4,013	429,030

Textiles, Apparel & Luxury Goods - 2.0%
Ralph Lauren Corp.	3,750	358,013

Consumer Staples - 7.2%
Food & Staples Retailing - 2.2%
Walmart, Inc.	3,117	369,925

Food Products - 2.9%
General Mills, Inc.	9,210	507,655

Household Products - 2.1%
Kimberly-Clark Corp.	2,572	365,353

Energy - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
Chevron Corp.	4,110	487,446
Marathon Petroleum Corp.	7,530	457,448
		944,894

SEGALL BRYANT & HAMILL WORKPLACE EQUALITY FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Financials - 15.3%
Banks - 5.2%
M&T Bank Corp.	2,430	$383,867
U.S. Bancorp	9,575	529,881
		913,748
Capital Markets - 3.1%
T. Rowe Price Group, Inc.	4,700	536,975

Insurance - 7.0%
Chubb, Ltd. (Switzerland)	2,335	376,962
Principal Financial Group, Inc.	7,150	408,551
Prudential Financial, Inc.	4,770	429,062
		1,214,575
Health Care - 14.3%
Biotechnology - 7.3%
AbbVie, Inc.	5,806	439,630
Amgen, Inc.	1,950	377,345
Gilead Sciences, Inc.	7,163	453,991
		1,270,966
Health Care Equipment & Supplies - 2.6%
Becton, Dickinson and Co.	1,770	447,739

Health Care Providers & Services - 2.1%
Cardinal Health, Inc.	7,525	355,105

Pharmaceuticals - 2.3%
Pfizer, Inc.	11,242	403,925

Industrials - 11.9%
Aerospace & Defense - 5.5%
L3Harris Technologies, Inc.	1,797	374,926
Lockheed Martin Corp.	1,476	575,729
		950,655
Electrical Equipment - 1.9%
Rockwell Automation, Inc.	2,040	336,192

SEGALL BRYANT & HAMILL WORKPLACE EQUALITY FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Industrials - 11.9% (Continued)
Industrial Conglomerates - 2.0%
3M Co.	2,140	$351,816

Road & Rail - 2.5%
CSX Corp.	6,300	436,401

Information Technology - 16.0%
Electronic Equipment, Instruments & Components - 2.4%
Corning, Inc.	14,530	414,396

IT Services - 4.7%
Broadridge Financial Solutions, Inc.	2,698	335,712
International Business Machines Corp.	3,300	479,886
		815,598
Semiconductors & Semiconductor Equipment - 2.5%
NVIDIA Corp.	2,480	431,694

Software - 2.9%
Oracle Corp.	9,180	505,175

Technology Hardware, Storage & Peripherals - 3.5%
HP, Inc.	16,520	312,558
NetApp, Inc.	5,665	297,469
		610,027
Materials - 2.5%
Chemicals - 2.5%
Eastman Chemical Co.	5,816	429,395

Real Estate - 2.0%
Real Estate Management & Development - 2.0%
Jones Lang LaSalle, Inc.	2,535	352,517

Utilities - 5.8%
Electric Utilities - 5.8%
American Electric Power Co., Inc.	5,810	544,339

SEGALL BRYANT & HAMILL WORKPLACE EQUALITY FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Utilities - 5.8% (Continued)
Electric Utilities - 5.8% (Continued)
Exelon Corp.	9,540	$460,877
		1,005,216

Investments at Value - 96.8% (Cost $15,408,577)		$16,830,361

Other Assets in Excess of Liabilities - 3.2%		556,963

Net Assets - 100.0%		$17,387,324

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND

STATEMENT OF INVESTMENTS

September 30, 2019 (Unaudited)

CORPORATE BONDS - 93.2%	Coupon	Maturity	Par Value	Value
Finance - 2.9%
Banking - 0.6%
American Express Credit Corp.	2.375%	05/26/20	$30,000	$30,039

P&C Insurance - 2.0%
Chubb INA Holdings, Inc.	2.300%	11/03/20	104,000	104,334

Real Estate Investment Trusts - 0.3%
AvalonBay Communities, Inc.	3.950%	01/15/21	15,000	15,291

Industrial - 77.5%
Automobile Manufacturing - 3.2%
General Motors Financial Co., Inc.	4.200%	11/06/21	100,000	103,164
Goodyear Tire & Rubber Co.	8.750%	08/15/20	55,000	57,860
				161,024
Beverage / Bottling - 0.4%
Anheuser-Busch Inbev SA/NV	2.650%	02/01/21	20,000	20,189

Building Products - 1.4%
Masco Corp.	7.125%	03/15/20	26,000	26,515
Masco Corp.	3.500%	04/01/21	45,000	45,617
				72,132
Chemicals - 2.2%
DowDuPont, Inc.	3.766%	11/15/20	25,000	25,460
Eastman Chemical Co.	2.700%	01/15/20	89,000	89,073
				114,533
Construction Machinery - 4.1%
CNH Industrial Capital LLC	4.875%	04/01/21	100,000	103,518
John Deere Capital Corp., Series MTN (3MO LIBOR + 24) (a)	2.372%	03/12/21	105,000	104,963
				208,481
Consumer Products - 1.3%
Church & Dwight Co., Inc.	2.450%	12/15/19	65,000	64,987

Diversified Manufacturing - 6.2%
Eaton Electric Holdings LLC	3.875%	12/15/20	91,000	92,262

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND

STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 93.2% (Continued)	Coupon	Maturity	Par Value	Value
Diversified Manufacturing - 6.2% (Continued)
Emerson Electric Co.	4.875%	10/15/19	$45,000	$45,044
Roper Technologies, Inc.	3.000%	12/15/20	95,000	95,836
Xylem, Inc.	4.875%	10/01/21	80,000	84,068
				317,210
Electronics - 5.2%
Amphenol Corp.	3.125%	09/15/21	65,000	66,040
Corning, Inc.	2.900%	05/15/22	80,000	81,400
EMC Corp.	2.650%	06/01/20	115,000	114,910
				262,350
Food Processors - 2.1%
Kraft Heinz Foods Co.	5.375%	02/10/20	105,000	106,014

Healthcare Facilities / Supplies - 1.6%
CVS Health Corp.	2.800%	07/20/20	60,000	60,267
Quest Diagnostics, Inc.	4.750%	01/30/20	20,000	20,151
				80,418
Independent Energy - 3.5%
Apache Corp.	3.625%	02/01/21	39,000	39,474
Occidental Petroleum Corp.	4.850%	03/15/21	64,935	67,141
Range Resources Corp.	5.750%	06/01/21	70,000	69,475
				176,090
Leisure / Entertainment - 3.0%
Carnival Corp.	3.950%	10/15/20	45,000	45,801
Royal Caribbean Cruises, Ltd.	2.650%	11/28/20	105,000	105,421
				151,222
Media - Diversified - 2.0%
Viacom, Inc.	4.500%	03/01/21	100,000	103,016

Media - Non-Cable - 5.3%
21st Century Fox America, Inc.	4.500%	02/15/21	103,000	105,686
Discovery Communications, Inc.	4.375%	06/15/21	60,000	62,036
Omnicom GP / Omnicom Capital	3.625%	05/01/22	100,000	103,688
				271,410
Metals / Mining - 1.2%
Teck Resources, Ltd.	4.750%	01/15/22	60,000	62,092

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND

STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 93.2% (Continued)	Coupon	Maturity	Par Value	Value
Midstream Energy - 5.8%
Enterprise Products Operating LLC	5.250%	01/31/20	$106,000	$106,971
Kinder Morgan Energy Partners LP	6.850%	02/15/20	40,000	40,671
Magellan Midstream Partners LP	4.250%	02/01/21	91,000	93,319
Williams Cos., Inc.	5.250%	03/15/20	55,000	55,716
				296,677
Packaging - 3.1%
Avery Dennison Corp.	5.375%	04/15/20	88,000	89,308
Ball Corp.	4.375%	12/15/20	70,000	71,436
				160,744
Paper & Forest Products - 2.2%
Packaging Corp. of America	2.450%	12/15/20	45,000	45,093
Weyerhaeuser Co.	4.700%	03/15/21	66,000	67,777
				112,870
Publishing - 0.8%
Moody's Corp.	3.250%	06/07/21	40,000	40,803

Railroads - 8.1%
Burlington Northern Santa Fe LLC	4.700%	10/01/19	100,000	100,000
Canadian National Railway Co.	2.400%	02/03/20	110,000	110,125
CSX Transportation, Inc.	9.750%	06/15/20	92,000	96,761
Kansas City Southern	2.350%	05/15/20	104,000	104,036
				410,922
Retail Stores - 0.9%
Best Buy Co., Inc.	5.500%	03/15/21	45,000	46,646

Services - 2.0%
Expedia Group, Inc.	5.950%	08/15/20	101,000	104,176

Supermarkets - 0.9%
Kroger Co. (The)	6.150%	01/15/20	45,000	45,499

Transportation Services - 5.5%
Continental Airlines, Inc. Pass-Through Certificates, Series 2009-2A, Class A	7.250%	05/10/21	56,777	57,038
Continental Airlines, Inc., Series 2012-B, Class B	6.250%	10/11/21	68,188	69,061

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND

STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 93.2% (Continued)	Coupon	Maturity	Par Value	Value
Transportation Services - 5.5% (Continued)
Continental Airlines, Inc., Series 2010-A	4.750%	07/12/22	$13,559	$13,922
Delta Air Lines Pass-Through Trust, Series 2009-1A, Class A	7.750%	12/17/19	54,062	54,621
U.S. Airways, Series 2013-1B	5.375%	05/15/23	80,512	83,947
				278,589
Wireless Telecommunications - 3.3%
American Tower Corp.	2.800%	06/01/20	60,000	60,228
Crown Castle International Corp.	3.400%	02/15/21	105,000	106,437
				166,665
Wireline Telecommunications - 2.2%
AT&T, Inc.	2.450%	06/30/20	110,000	110,261

Utility - 12.8%
Electric - 12.8%
Dominion Energy, Inc. (a)	2.715%	08/15/21	107,000	107,699
DTE Energy Co.	2.400%	12/01/19	109,000	109,008
Eversource Energy	2.500%	03/15/21	100,000	100,313
Georgia Power Co.	4.250%	12/01/19	60,000	60,198
NextEra Energy Capital Holdings, Inc. (3MO LIBOR + 40) (a)	3.029%	08/21/20	80,000	80,004
Public Service Enterprise Group, Inc.	1.600%	11/15/19	105,000	104,908
WEC Energy Group, Inc.	2.450%	06/15/20	90,000	90,140
				652,270

Total Corporate Bonds (Cost $4,728,228)				$4,746,954

MUNICIPAL BONDS - 1.6%	Coupon	Maturity	Par Value	Value
California - 1.2%
City of Industry, California	6.750%	01/01/20	$50,000	$50,584
State of California	6.200%	10/01/19	10,000	10,000
				60,584
Maryland - 0.2%
State of Maryland	4.200%	03/01/21	10,000	10,328

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND

STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 1.6% (Continued)	Coupon	Maturity	Par Value	Value
New York - 0.2%
New York State Urban Development Corp.	2.790%	03/15/21	$10,000	$10,130

Total Municipal Bonds (Cost $80,588)				$81,042

ASSET BACKED SECURITIES - 2.7%	Coupon	Maturity	Par Value	Value
Bank of America Credit Card Trust, Series 2017-A1, Class A1	1.950%	08/15/22	$47,000	$46,972
Honda Auto Receivables Owner Trust, Series 2017-2, Class A3	1.680%	08/16/21	8,797	8,780
John Deere Owner Trust, Series 2018-A, Class A2	2.420%	10/15/20	28,697	28,699
John Deere Owner Trust, Series 2017-B, Class A3	1.820%	10/15/21	1,962	1,959
Toyota Auto Receivables Owner Trust, Series 2018-B, Class A2A	2.640%	03/15/21	7,790	7,800
Toyota Auto Receivables Owner Trust, Series 2017-B, Class A3	1.760%	07/15/21	26,398	26,361
Verizon Owner Trust, Series 2018-A, Class A1A (a)	3.230%	04/20/23	18,000	18,349
Total Asset Backed Securities (Cost $138,149)				$138,920

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND

STATEMENT OF INVESTMENTS (Continued)

U.S. TREASURY BONDS & NOTES - 2.1%	Coupon	Maturity	Par Value	Value
United States Treasury	3.375%	11/15/19	$40,000	$40,063
United States Treasury	1.375%	09/30/20	65,000	64,718
Total U.S. Treasury Bonds & Notes (Cost $104,612)				$104,781

Investments at Value - 99.6% (Cost $5,051,577)				$5,071,697

Other Assets in Excess of Liabilities - 0.4%				21,776

Net Assets - 100.0%				$5,093,473

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL PLUS BOND FUND

STATEMENT OF INVESTMENTS

September 30, 2019 (Unaudited)

PREFERRED STOCKS - 0.1%	Shares	Value
Finance - 0.1%
Banking - 0.1%
First Tennessee Bank NA 144A (a) (Cost $1,500,000)	1,500	$1,095,000

CORPORATE BONDS - 39.7%	Coupon	Maturity	Par Value	Value
Finance - 11.1%
Banking - 4.1%
Capital One Financial Corp.	3.200%	02/05/25	$11,640,000	$11,970,039
First Tennessee Bank NA	2.950%	12/01/19	12,525,000	12,528,989
JPMorgan Chase & Co.	4.500%	01/24/22	7,200,000	7,601,579
KeyCorp	5.100%	03/24/21	5,000,000	5,208,533
PNC Bank NA	2.700%	11/01/22	6,675,000	6,771,945
				44,081,085
Broker/Asset Managers/Exchanges - 1.3%
Cboe Global Markets, Inc.	3.650%	01/12/27	9,800,000	10,424,880
FMR LLC, 144A (a)	6.450%	11/15/39	2,575,000	3,664,266
				14,089,146
Life Insurance - 1.6%
Aviation Capital Group LLC, 144A (a)	3.875%	05/01/23	7,375,000	7,627,165
Massachusetts Mutual Life Insurance Co., 144A (a)	8.875%	06/01/39	1,414,000	2,407,650
Northwestern Mutual Life Insurance Co. (The), 144A (a)	3.850%	09/30/47	6,775,000	7,235,735
				17,270,550
Mortgage Banking - 0.4%
Provident Funding Associates LP/PFG Finance Corp., 144A (a)	6.375%	06/15/25	4,725,000	4,595,063

Noncaptive Diversified Financial Companies - 0.7%
Aircastle, Ltd.	5.000%	04/01/23	7,350,000	7,871,796

Real Estate Investment Trusts - 3.0%
Federal Realty Investment Trust	3.000%	08/01/22	2,020,000	2,058,607
MGM Growth Properties Operating Partnership LP/MGP Finance Co.	5.625%	05/01/24	4,775,000	5,234,594

SEGALL BRYANT & HAMILL PLUS BOND FUND

STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 39.7% (Continued)	Coupon	Maturity	Par Value	Value
Real Estate Investment Trusts - 3.0% (Continued)
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	$6,175,000	$6,468,312
Ventas Realty LP	3.500%	04/15/24	3,000,000	3,142,510
Ventas Realty LP	4.400%	01/15/29	2,955,000	3,276,130
Washington REIT	4.950%	10/01/20	9,325,000	9,437,572
Washington REIT	3.950%	10/15/22	2,025,000	2,096,197
				31,713,922
Industrial - 25.2%
Aerospace / Defense - 0.8%
Airbus Finance BV, 144A (a)	2.700%	04/17/23	1,950,000	1,980,735
Hexcel Corp.	4.700%	08/15/25	3,781,000	4,091,559
Hexcel Corp.	3.950%	02/15/27	2,495,000	2,597,065
				8,669,359
Automobile Manufacturing - 1.6%
General Motors Financial Co., Inc.	5.100%	01/17/24	1,400,000	1,505,330
General Motors Financial Co., Inc.	3.950%	04/13/24	4,425,000	4,553,549
Goodyear Tire & Rubber Co.	5.125%	11/15/23	2,000,000	2,025,000
Harley-Davidson Financial Services, Inc., 144A (a)	4.050%	02/04/22	8,600,000	8,870,147
				16,954,026
Beverage / Bottling - 1.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 144A (a)	4.900%	02/01/46	5,700,000	6,780,707
Fomento Economico Mexicano SAB de CV	2.875%	05/10/23	7,548,000	7,618,121
				14,398,828
Building Products - 0.6%
Masco Corp.	6.500%	08/15/32	5,530,000	6,782,003

Chemicals - 0.5%
DowDuPont, Inc.	4.205%	11/15/23	5,250,000	5,629,287

Construction Machinery - 0.3%
CNH Industrial NV	4.500%	08/15/23	3,275,000	3,470,223

Consumer Products - 0.4%
Mead Johnson Nutrition Co.	4.125%	11/15/25	2,050,000	2,243,400

SEGALL BRYANT & HAMILL PLUS BOND FUND

STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 39.7% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Products - 0.4% (Continued)
Vista Outdoor, Inc.	5.875%	10/01/23	$2,500,000	$2,300,000
				4,543,400
Diversified Manufacturing - 0.8%
Roper Technologies, Inc.	3.650%	09/15/23	7,991,000	8,389,333

Electronics - 1.1%
Allegion plc	3.500%	10/01/29	5,063,000	5,113,861
Dell, Inc.	7.100%	04/15/28	2,795,000	3,228,225
EMC Corp.	3.375%	06/01/23	3,521,000	3,521,352
				11,863,438
Independent Energy - 1.8%
Anadarko Finance Co., Series B	7.500%	05/01/31	6,078,915	7,909,361
Diamondback Energy, Inc.	4.750%	11/01/24	6,000,000	6,142,500
Range Resources Corp.	4.875%	05/15/25	6,400,000	5,280,000
				19,331,861
Information / Data Technology - 0.5%
Iron Mountain, Inc.	6.000%	08/15/23	5,073,000	5,192,723

Integrated Energy - 0.5%
BP Capital Markets America, Inc.	3.796%	09/21/25	5,000,000	5,402,785

Leisure / Entertainment - 0.3%
Speedway Motorsports, Inc.	5.125%	02/01/23	2,575,000	2,613,625

Media - Cable - 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A (a)	5.875%	04/01/24	6,000,000	6,260,760
Comcast Corp.	3.950%	10/15/25	7,425,000	8,084,326
				14,345,086
Media - Non-Cable - 0.6%
Lions Gate Capital Holdings LLC, 144A (a)	5.875%	11/01/24	405,000	416,138
Nexstar Broadcasting, Inc., 144A (a)	5.625%	08/01/24	5,250,000	5,464,463
				5,880,601
Metals / Mining - 0.5%
FMG Resources August 2006 Pty., Ltd., 144A (a)	4.750%	05/15/22	2,955,000	3,032,569

SEGALL BRYANT & HAMILL PLUS BOND FUND

STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 39.7% (Continued)	Coupon	Maturity	Par Value	Value
Metals / Mining - 0.5% (Continued)
Teck Resources, Ltd.	4.750%	01/15/22	$2,610,000	$2,701,012
				5,733,581
Midstream Energy - 4.2%
AmeriGas Partners LP/AmeriGas Financial Corp.	5.625%	05/20/24	5,932,000	6,350,948
Boardwalk Pipelines LP	3.375%	02/01/23	10,625,000	10,773,232
Enterprise Products Operating LLC	3.750%	02/15/25	7,575,000	8,059,348
Magellan Midstream Partners LP	5.000%	03/01/26	6,125,000	6,876,491
MPLX LP	4.875%	06/01/25	5,225,000	5,748,707
Tennessee Gas Pipeline Co. LLC	8.375%	06/15/32	5,026,000	6,960,497
				44,769,223
Oil Field Services - 0.1%
Burlington Resources, Inc.	6.875%	02/15/26	1,000,000	1,234,274

Packaging - 1.0%
Avery Dennison Corp.	4.875%	12/06/28	5,775,000	6,579,412
Ball Corp.	4.375%	12/15/20	900,000	918,459
Crown Americas LLC	4.250%	09/30/26	2,650,000	2,742,750
Silgan Holdings, Inc.	4.750%	03/15/25	779,000	796,528
				11,037,149
Paper & Forest Products - 1.0%
West Fraser Timber Co., Ltd., 144A (a)	4.350%	10/15/24	9,887,000	10,257,401

Railroads - 0.1%
CSX Transportation, Inc.	9.750%	06/15/20	1,250,000	1,314,690

Restaurants - 0.8%
Starbucks Corp.	3.800%	08/15/25	7,125,000	7,710,802
Starbucks Corp.	4.300%	06/15/45	932,000	1,033,458
				8,744,260
Retail Stores - 0.6%
DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp., 144A (a)	8.000%	06/01/21	6,000,000	6,105,000

SEGALL BRYANT & HAMILL PLUS BOND FUND

STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 39.7% (Continued)	Coupon	Maturity	Par Value	Value
Services - 0.3%
QVC, Inc.	4.850%	04/01/24	$3,425,000	$3,615,166

Supermarkets - 0.8%
Alimentation Couche-Tard, Inc., 144A (a)	3.550%	07/26/27	5,100,000	5,302,772
Tesco plc, 144A (a)	6.150%	11/15/37	2,646,000	3,021,128
				8,323,900
Transportation Services - 2.1%
American Airlines, Series 2013-2, Class A	4.950%	01/15/23	7,915,950	8,297,499
FedEx Corp.	3.900%	02/01/35	6,190,000	6,349,428
FedEx Corp.	5.100%	01/15/44	1,625,000	1,821,756
JB Hunt Transport Services	3.875%	03/01/26	5,925,000	6,282,543
				22,751,226
Wireless Telecommunications - 1.2%
American Tower Corp.	5.900%	11/01/21	3,575,000	3,841,751
AT&T, Inc.	5.150%	11/15/46	2,725,000	3,161,023
Verizon Communications, Inc.	4.400%	11/01/34	4,625,000	5,272,008
				12,274,782
Utility - 3.4%
Electric - 3.4%
Nevada Power Co.	6.750%	07/01/37	2,850,000	4,117,845
Oncor Electric Delivery Co. LLC	4.100%	06/01/22	4,730,000	4,967,188
Oncor Electric Delivery Co. LLC	5.750%	03/15/29	4,725,000	5,980,987
PSEG Power LLC	5.125%	04/15/20	9,925,000	10,075,536
Tenaska Alabama II Partners LP, 144A (a)	6.125%	03/30/23	100,008	104,197
Tenaska Virginia Partners LP, 144A (a)	6.119%	03/30/24	101,504	107,891
Virginia Electric & Power Co.	6.000%	05/15/37	5,581,000	7,454,518
Vistra Operations Co., LLC, 144A (a)	5.000%	07/31/27	3,550,000	3,655,364
				36,463,526

Total Corporate Bonds (Cost $407,224,762)				$425,712,318

MUNICIPAL BONDS - 9.1%	Coupon	Maturity	Par Value	Value
California - 2.5%
California Educational Facilities Authority (b)	4.842%	10/01/48	$3,635,000	$4,096,863

SEGALL BRYANT & HAMILL PLUS BOND FUND

STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 9.1% (Continued)	Coupon	Maturity	Par Value	Value
California - 2.5% (Continued)
City of San Francisco, CA, Public Utilities Commission Water Rev.	6.000%	11/01/40	$7,750,000	$10,564,025
San Diego County Regional Airport Authority (b)	6.628%	07/01/40	8,430,000	8,716,536
San Diego County Regional Airport Authority (b)	5.594%	07/01/43	3,215,000	3,640,280
				27,017,704
Colorado - 0.4%
Denver Colorado Public Schools	4.242%	12/15/37	3,900,000	4,444,557

Louisiana - 0.4%
East Baton Rouge Sewerage Commission (b)	6.087%	02/01/45	4,200,000	4,253,634

Massachusetts - 0.9%
Commonwealth of Massachusetts, Series D	2.663%	09/01/39	9,675,000	9,563,737

New York - 0.8%
New York City Transitional Finance Authority (b)	3.950%	08/01/32	7,665,000	8,455,415

Texas - 2.1%
Dallas Area Rapid Transit	4.920%	12/01/41	6,110,000	7,934,079
Dallas Independent School District (b)	6.450%	02/15/35	4,600,000	4,864,224
North Texas Tollway Authority (b)	8.910%	02/01/30	9,409,000	9,623,525
				22,421,828
Virginia - 1.2%
Virginia Small Business Financing Authority, 144A (a)(b)(c)	4.200%	07/01/50	12,500,000	12,529,375

Washington - 0.8%
Port of Seattle Washington, Series B (b)	3.755%	05/01/36	1,925,000	2,032,011

SEGALL BRYANT & HAMILL PLUS BOND FUND

STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 9.1% (Continued)	Coupon	Maturity	Par Value	Value
Washington - 0.8% (Continued)
State of Washington	5.481%	08/01/39	$5,275,000	$7,059,955
				9,091,966

Total Municipal Bonds (Cost $96,090,024)				$97,778,216

ASSET BACKED SECURITIES - 4.0%	Coupon	Maturity	Par Value	Value
Bear Stearns Asset Backed Securities Trust, Series 2003-AC4, Class A (c)	5.500%	09/25/33	$3,848,131	$3,952,094
CWABS Asset-Backed Certificates Trust, Series 2005-1, Class AF6 (c)	5.030%	07/25/35	74,831	76,040
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A3, 144A (a)(c)	2.813%	10/25/47	1,040,468	1,037,431
Deephaven Residential Mortgage Trust, Series 2018-A1, Class A3, 144A (a)(c)	3.202%	01/25/58	1,433,336	1,431,476
Deephaven Residential Mortgage Trust, Series 2018-2A, Class A1, 144A (a)(c)	3.479%	04/25/58	3,603,570	3,628,883
Drive Auto Receivables Trust, Series 2017-1, Class C	2.840%	04/15/22	875,629	876,201
GTP Acquisition Partners I LLC, 144A (a)	3.482%	06/16/25	10,800,000	11,217,463
InSite Issuer, LLC, Series 2016-A1, Class C, 144A (a)	6.414%	11/15/46	5,790,000	6,033,475
John Deere Owner Trust, Series 2018-B, Class A2	2.830%	04/15/21	4,604,176	4,611,322
Renaissance Home Equity Loan Trust, Series 2005-2, Class AF6 (c)	4.780%	08/25/35	914,134	952,842
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-A1, Class A, 144A (a)	2.910%	03/20/34	1,088,350	1,098,174
VB-S1 Issuer LLC, Series 2016-1A, Class F, 144A (a)	6.901%	06/15/46	7,685,000	7,974,020
Total Asset Backed Securities (Cost $41,923,403)				$42,889,421

SEGALL BRYANT & HAMILL PLUS BOND FUND

STATEMENT OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES PASSTHROUGH - 29.2%	Coupon	Maturity	Par Value	Value
Fannie Mae Pool - 23.7%
Pool #AC8938	4.500%	01/01/25	$1,936,053	$2,033,239
Pool #AD4268	4.500%	03/01/25	1,235,278	1,297,152
Pool #MA3125	3.000%	09/01/32	13,445,645	13,784,743
Pool #MA3364	3.500%	05/01/33	2,222,744	2,302,537
Pool #MA3392, Series 2018	3.500%	06/01/33	7,752,617	8,014,058
Pool #MA3393, Series 2018	4.000%	06/01/33	9,804,909	10,240,524
Pool #MA3463, Series 2018	4.000%	09/01/33	4,886,644	5,105,099
Pool #725705	5.000%	08/01/34	151,319	167,082
Pool #735288	5.000%	03/01/35	818,299	903,517
Pool #MA2354, Series 2015	3.500%	08/01/35	9,137,814	9,508,499
Pool #735897	5.500%	10/01/35	590,041	663,576
Pool #745275	5.000%	02/01/36	815,532	900,749
Pool #888016	5.500%	05/01/36	1,016,543	1,146,363
Pool #190377	5.000%	11/01/36	773,914	854,716
Pool #888405	5.000%	12/01/36	159,700	176,400
Pool #256526	6.000%	12/01/36	356,616	387,564
Pool #907772	6.000%	12/01/36	108,055	111,946
Pool #910881	5.000%	02/01/37	140,586	143,999
Pool #889108	6.000%	02/01/38	579,676	663,332
Pool #889579	6.000%	05/01/38	885,115	1,018,875
Pool #995838	5.500%	05/01/39	741,076	836,485
Pool #BM3090, Series 2017	3.500%	02/01/41	6,329,625	6,647,494
Pool #AS7367, Series 2016	3.000%	06/01/41	3,137,890	3,234,002
Pool #AS7732, Series 2016	3.000%	08/01/41	9,669,351	9,965,861
Pool #AS7887, Series 2016	3.000%	09/01/41	11,644,922	12,002,322
Pool #AL3287, Series 2013	4.500%	09/01/41	3,103,894	3,363,670
Pool #AL0933, Series 2011	5.000%	10/01/41	953,286	1,051,044
Pool #AL5315, Series 2014	4.000%	06/01/42	2,002,101	2,138,923
Pool #AU1628, Series 2013	3.000%	07/01/43	2,626,480	2,707,165
Pool #MA1700, Series 2013	4.500%	12/01/43	2,548,245	2,749,592
Pool #MA1917	4.500%	06/01/44	520,302	559,599
Pool #MA2005	4.500%	08/01/44	712,933	766,547
Pool #MA2145, Series 2014	4.000%	01/01/45	9,266,364	9,795,705
Pool #BM1909, Series 2017	4.000%	02/01/45	18,149,319	19,424,649
Pool #AY3374, Series 2015	3.500%	04/01/45	10,911,426	11,421,651

SEGALL BRYANT & HAMILL PLUS BOND FUND

STATEMENT OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES PASSTHROUGH - 29.2% (Continued)	Coupon	Maturity	Par Value	Value
Fannie Mae Pool - 23.7% (Continued)
Pool #AS5823, Series 2015	3.500%	09/01/45	$11,606,128	$12,091,675
Pool #AL7911, Series 2015	3.500%	12/01/45	7,325,889	7,668,137
Pool #AS8461, Series 2016	3.500%	12/01/46	9,723,817	10,088,401
Pool #MA2956	3.000%	04/01/47	12,001,987	12,293,751
Pool #AS9663, Series 2017	4.000%	05/01/47	9,709,833	10,205,653
Pool #BH2597, Series 2017	4.000%	08/01/47	10,093,136	10,602,954
Pool #CA0241, Series 2017	4.000%	08/01/47	10,243,108	10,760,243
Pool #MA3182	3.500%	11/01/47	9,339,353	9,663,212
Pool #MA3305	3.500%	03/01/48	5,619,186	5,818,922
Pool #BN0340	4.500%	12/01/48	9,093,328	9,569,489
Pool #AL9242, Series 2016	3.000%	10/25/49	8,666,093	8,932,093
				253,783,209
Freddie Mac Gold Pool - 4.5%
Pool #G18708, Series 2018	4.000%	08/01/33	5,087,792	5,316,091
Pool #G08061	5.500%	06/01/35	77,969	87,456
Pool #G08079	5.000%	09/01/35	760,028	839,882
Pool #G01960	5.000%	12/01/35	253,409	280,034
Pool #A41748	5.000%	01/01/36	258,083	284,682
Pool #A42128	5.500%	01/01/36	317,300	355,400
Pool #G02064	5.000%	02/01/36	420,358	464,546
Pool #G05200	5.000%	05/01/36	1,387,611	1,533,423
Pool #G02252	5.500%	07/01/36	726,674	822,396
Pool #G02386	6.000%	11/01/36	490,979	564,366
Pool #G03189	6.500%	09/01/37	908,247	1,054,982
Pool #G08607	4.500%	09/01/44	1,612,869	1,735,227
Pool #G07961, Series 2015	3.500%	03/01/45	7,861,348	8,232,516
Pool #G67700, Series 2016	3.500%	08/01/46	7,061,808	7,444,920
Pool #Q52216	3.500%	11/01/47	7,186,748	7,441,232
Pool #Q51888, Series 2017	4.000%	11/01/47	11,428,854	11,953,608
				48,410,761
Freddie Mac Non-Gold Pool - 0.9%
Pool #ZS-8069	3.000%	05/01/33	9,442,233	9,677,018
Pool #781958 (c)	4.604%	09/01/34	67,713	71,334
				9,748,352

SEGALL BRYANT & HAMILL PLUS BOND FUND

STATEMENT OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES PASSTHROUGH - 29.2% (Continued)	Coupon	Maturity	Par Value	Value
Ginnie Mae I Pool - 0.0% (d)
Pool #550656	5.000%	09/15/35	$135,607	$151,225

Ginnie Mae II Pool - 0.1%
Pool #G24496	5.000%	07/20/39	625,972	692,459

Total Mortgage-Backed Securities Passthrough (Cost $308,318,382)				$312,786,006

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.8%	Coupon	Maturity	Par Value	Value
Residential Mortgage-Backed Securities - 0.8%
American Home Mortgage Investment Trust, Series 2004-4, Class 6A1 (c)(e)	6.000%	02/25/45	$2,421,033	$2,483,948
Banc of America Funding Trust, Series 2005-4, Class 1A4	5.500%	08/25/35	75,238	77,523
Banc of America Funding Trust, Series 2005-4, Class 2A4	5.500%	08/25/35	134,942	136,825
CHL Mortgage Pass-Through Trust, Series 2004-HYB2, Class 5A (c)	4.609%	07/20/34	1,065,920	1,081,789
GSR Mortgage Loan Trust, Series 2005-3F, Class 2A3	6.000%	03/25/35	1,039,887	930,871
PHHMC Trust, Series 2007-2, Class A2 (c)	5.447%	05/18/37	615,135	623,351
Sequoia Mortgage Trust, Series 2017-CH2, Class A10, 144A (a)(c)	4.000%	12/25/47	3,103,380	3,136,126
Total Residential Mortgage-Backed Securities (Cost $8,658,764)				$8,470,433

U.S. TREASURY BONDS & NOTES - 15.1%	Coupon	Maturity	Par Value	Value
United States Treasury	2.250%	11/15/25	$3,500,000	$3,629,883
United States Treasury	2.375%	05/15/27	23,925,000	25,210,034
United States Treasury	2.625%	02/15/29	16,000,000	17,321,250
United States Treasury	4.500%	02/15/36	8,500,000	11,722,031
United States Treasury	3.125%	11/15/41	19,900,000	23,732,305
United States Treasury	2.875%	05/15/43	30,750,000	35,279,619

SEGALL BRYANT & HAMILL PLUS BOND FUND

STATEMENT OF INVESTMENTS (Continued)

U.S. TREASURY BONDS & NOTES - 15.1% (Continued)	Coupon	Maturity	Par Value	Value
United States Treasury	2.500%	02/15/45	$41,100,000	$44,259,562
Total U.S. Treasury Bonds & Notes (Cost $145,034,868)				$161,154,684

Investments at Value - 98.0% (Cost $1,008,750,203)				$1,049,886,078

Other Assets in Excess of Liabilities - 2.0%				21,483,356

Net Assets - 100.0%				$1,071,369,434

(a)	This security is restricted. See the table on the following page for additional information regarding each security. Included in the table are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.
(b)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(d)	Percentage rounds to less than 0.1%.
(e)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at September 30, 2019.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL PLUS BOND FUND

RESTRICTED SECURITIES

September 30, 2019 (Unaudited)

Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Value	Value as a Percentage of Net Assets
Airbus Finance BV, 144A	2.700%	04/17/23	08/16/16-12/02/16	$1,972,625	$1,980,735	0.18	%^
Alimentation Couche-Tard, Inc., 144A	3.550%	07/26/27	07/19/17-08/18/17	5,098,887	5,302,772	0.49	%^
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 144A	4.900%	02/01/46	10/30/17	6,389,764	6,780,707	0.63	%^
Aviation Capital Group LLC, 144A	3.875%	05/01/23	12/10/18	7,251,018	7,627,165	0.71	%^
CCO Holdings LLC/CCO Holdings Capital Corp., 144A	5.875%	04/01/24	10/18/17	6,295,045	6,260,760	0.58	%^
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A3, 144A	2.813%	10/25/47	11/01/17-06/28/18	1,039,325	1,037,431	0.10	%^
Deephaven Residential Mortgage Trust, Series 2018-A1, Class A3, 144A	3.202%	01/25/58	01/26/18	1,433,330	1,431,476	0.13	%^
Deephaven Residential Mortgage Trust, Series 2018-2A, Class A1, 144A	3.479%	04/25/58	05/23/18-01/04/19	3,598,104	3,628,883	0.34	%^
DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp., 144A	8.000%	06/01/21	04/20/16-05/26/16	5,790,433	6,105,000	0.57	%^
First Tennessee Bank NA, 144A	3.750%		03/16/05	1,500,000	1,095,000	0.10%
FMG Resources August 2006 Pty., Ltd., 144A	4.750%	05/15/22	06/18/19	3,021,127	3,032,569	0.28	%^
FMR LLC, 144A	6.450%	11/15/39	03/27/19	3,340,817	3,664,266	0.34	%^
GTP Acquisition Partners I LLC, 144A	3.482%	06/16/25	05/20/15-05/27/15	10,815,600	11,217,463	1.05	%^
Harley-Davidson Financial Services, Inc., 144A	4.050%	02/04/22	01/31/19	8,594,621	8,870,147	0.83	%^
InSite Issuer, LLC, Series 2016-A1, Class C, 144A	6.414%	11/15/46	10/25/16-02/12/19	5,796,220	6,033,475	0.56	%^
Lions Gate Capital Holdings LLC, 144A	5.875%	11/01/24	10/13/16-11/03/16	404,911	416,138	0.04	%^
Massachusetts Mutual Life Insurance Co., 144A	8.875%	06/01/39	03/23/15	2,235,977	2,407,650	0.22	%^
Nexstar Broadcasting, Inc., 144A	5.625%	08/01/24	07/13/16	5,280,460	5,464,463	0.51	%^
Northwestern Mutual Life Insurance Co. (The), 144A	3.850%	09/30/47	05/23/18-09/30/19	6,254,270	7,235,735	0.68	%^
Provident Funding Associates LP/PFG Finance Corp., 144A	6.375%	06/15/25	05/24/17-12/13/18	4,574,542	4,595,063	0.43	%^
Sequoia Mortgage Trust, Series 2017-CH2, Class A10, 144A	4.000%	12/25/47	11/07/17-09/19/18	3,170,069	3,136,126	0.29	%^
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-A1, Class A, 144A	2.910%	03/20/34	3/13/17-07/23/19	1,088,285	1,098,174	0.10	%^
Tenaska Alabama II Partners LP, 144A	6.125%	03/30/23	10/09/03-09/04/09	100,348	104,197	0.01	%^
Tenaska Virginia Parners LP, 144A	6.119%	03/30/24	04/29/04-06/26/14	101,484	107,891	0.01	%^
Tesco plc, 144A	6.150%	11/15/37	10/07/14	2,785,259	3,021,128	0.28	%^
VB-S1 Issuer LLC, Series 2016-1A, Class F, 144A	6.901%	06/15/46	06/08/16-05/09/19	7,749,947	7,974,020	0.74	%^
Virginia Small Business Financing Authority, 144A	4.200%	07/01/50	12/12/18	12,500,000	12,529,375	1.17	%^
Vistra Operations Co., LLC, 144A	5.000%	07/31/27	06/17/19-07/24/19	3,605,776	3,655,364	0.34	%^
West Fraser Timber Co., Ltd., 144A	4.350%	10/15/24	10/07/14	9,887,000	10,257,401	0.96	%^
				$131,675,244	$136,070,574	12.67%

^	144A securities with a liquid trading market as determined by the Advisor under the supervision of the Board of Trustees. Such securities represent 12.57% of the Fund's net assets as of September 30, 2019.

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND

STATEMENT OF INVESTMENTS

September 30, 2019 (Unaudited)

CORPORATE BONDS - 94.6%	Coupon	Maturity	Par Value	Value
Finance - 9.0%
Health Insurance - 1.8%
Centene Corp., 144A (a)	5.375%	06/01/26	$1,000,000	$1,047,500

Mortgage Banking - 1.7%
Provident Funding Associates LP/PFG Finance Corp., 144A (a)	6.375%	06/15/25	1,000,000	972,500

Real Estate Investment Trusts - 5.5%
CoreCivic, Inc.	4.125%	04/01/20	315,000	315,788
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.	5.625%	05/01/24	1,395,000	1,529,269
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	1,350,000	1,414,125
				3,259,182
Industrial - 83.7%
Aerospace / Defense - 3.5%
Moog, Inc., 144A (a)	5.250%	12/01/22	1,250,000	1,270,312
Oshkosh Corp.	5.375%	03/01/25	750,000	779,062
				2,049,374
Automobile Manufacturing - 2.1%
Goodyear Tire & Rubber Co.	5.000%	05/31/26	470,000	475,781
Goodyear Tire & Rubber Co.	4.875%	03/15/27	750,000	739,575
				1,215,356
Building Products - 3.3%
James Hardie International Finance DAC, 144A (a)	4.750%	01/15/25	750,000	772,500
Masco Corp.	6.500%	08/15/32	966,000	1,184,704
				1,957,204
Chemicals - 3.5%
Compass Minerals International, Inc., 144A (a)	4.875%	07/15/24	1,200,000	1,182,000
Olin Corp.	5.125%	09/15/27	300,000	306,750
Olin Corp.	5.000%	02/01/30	575,000	575,920
				2,064,670

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND

STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 94.6% (Continued)	Coupon	Maturity	Par Value	Value
Construction Machinery - 1.0%
Ashtead US Holdings, Inc., 144A (a)	5.250%	08/01/26	$550,000	$583,687

Consumer Products - 3.8%
Hanesbrands, Inc., 144A (a)	4.625%	05/15/24	1,025,000	1,080,104
Vista Outdoor, Inc.	5.875%	10/01/23	1,250,000	1,150,000
				2,230,104
Electronics - 3.5%
Allegion plc	3.500%	10/01/29	300,000	303,014
Amkor Technology, Inc., 144A (a)	6.625%	09/15/27	500,000	545,000
Dell, Inc.	7.100%	04/15/28	375,000	433,125
EMC Corp.	3.375%	06/01/23	800,000	800,080
				2,081,219
Healthcare Facilities / Supplies - 5.0%
Hill-Rom Holdings, Inc., 144A (a)	5.000%	02/15/25	500,000	518,750
Hologic, Inc., 144A (a)	4.375%	10/15/25	1,000,000	1,025,000
Teleflex, Inc.	5.250%	06/15/24	524,000	539,720
Teleflex, Inc.	4.875%	06/01/26	595,000	620,288
Teleflex, Inc.	4.625%	11/15/27	250,000	260,938
				2,964,696
Independent Energy - 7.3%
Anadarko Finance Co., Series B	7.500%	05/01/31	295,704	384,745
Antero Resources Corp.	5.625%	06/01/23	650,000	562,250
Diamondback Energy, Inc.	4.750%	11/01/24	1,500,000	1,535,625
PDC Energy, Inc.	6.125%	09/15/24	290,000	289,275
Range Resources Corp.	4.875%	05/15/25	1,850,000	1,526,250
				4,298,145
Information / Data Technology - 3.7%
CDK Global, Inc.	5.000%	10/15/24	650,000	692,250
Iron Mountain, Inc.	6.000%	08/15/23	1,450,000	1,484,220
				2,176,470
Lease / Rent - 0.2%
Grain Spectrum Fund II, 144A (a)	3.290%	10/10/19	143,735	143,735

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND

STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 94.6% (Continued)	Coupon	Maturity	Par Value	Value
Leisure / Entertainment - 3.6%
Cedar Fair LP, 144A (a)	5.250%	07/15/29	$300,000	$321,000
Royal Caribbean Cruises, Ltd.	7.500%	10/15/27	375,000	477,974
Speedway Motorsports, Inc.	5.125%	02/01/23	1,285,000	1,304,275
				2,103,249
Media - Cable - 3.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A (a)	5.875%	04/01/24	1,200,000	1,252,152
DISH DBS Corp.	5.875%	07/15/22	1,000,000	1,040,000
				2,292,152
Media - Non-Cable - 11.3%
AMC Networks, Inc.	4.750%	12/15/22	975,000	988,709
Lamar Media Corp.	5.375%	01/15/24	1,250,000	1,282,812
Lions Gate Capital Holdings, LLC, 144A (a)	5.875%	11/01/24	1,000,000	1,027,500
Netflix, Inc.	5.750%	03/01/24	500,000	546,250
Nexstar Broadcasting, Inc., 144A (a)	5.625%	08/01/24	1,000,000	1,040,850
Nielsen Co. (Luxembourg) SARL (The), 144A (a)	5.000%	02/01/25	750,000	739,687
Sirius XM Radio, Inc., 144A (a)	5.375%	04/15/25	1,000,000	1,036,250
				6,662,058
Metals / Mining - 2.0%
FMG Resources August 2006 Pty., Ltd., 144A (a)	4.750%	05/15/22	750,000	769,688
Teck Resources, Ltd.	4.750%	01/15/22	250,000	258,718
Teck Resources, Ltd.	3.750%	02/01/23	150,000	153,055
				1,181,461
Midstream Energy - 5.7%
AmeriGas Partners LP/AmeriGas Financial Corp.	5.625%	05/20/24	1,400,000	1,498,875
Tennessee Gas Pipeline Co. LLC	8.375%	06/15/32	1,319,000	1,826,680
				3,325,555
Packaging - 3.5%
Ball Corp.	5.250%	07/01/25	700,000	774,375
Crown Americas LLC	4.250%	09/30/26	500,000	517,500

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND

STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 94.6% (Continued)	Coupon	Maturity	Par Value	Value
Packaging - 3.5% (Continued)
Silgan Holdings, Inc.	4.750%	03/15/25	$750,000	$766,875
				2,058,750
Paper & Forest Products - 1.2%
West Fraser Timber Co., Ltd., 144A (a)	4.350%	10/15/24	650,000	674,351

Refining - 1.3%
Andeavor, LLC	5.375%	10/01/22	750,000	759,389

Restaurants - 1.6%
Aramark Services, Inc.	5.125%	01/15/24	900,000	929,250

Retail Stores - 1.9%
DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp., 144A (a)	8.000%	06/01/21	1,125,000	1,144,688

Services - 4.0%
Expedia Group, Inc.	5.000%	02/15/26	750,000	842,664
QVC, Inc.	4.850%	04/01/24	975,000	1,029,135
Service Corp. International	4.625%	12/15/27	481,000	500,240
				2,372,039
Theater Entertainment - 1.3%
Cinemark USA, Inc.	4.875%	06/01/23	750,000	760,313

Vehicle Parts - 4.3%
Allison Transmission, Inc., 144A (a)	5.000%	10/01/24	1,225,000	1,251,797
Meritor, Inc.	6.250%	02/15/24	1,250,000	1,285,937
				2,537,734
Wireless Telecommunications - 1.2%
T-Mobile USA, Inc.	6.500%	01/15/24	700,000	726,117

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND

STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 94.6% (Continued)	Coupon	Maturity	Par Value	Value
Utility - 1.9%
Electric - 1.9%
Vistra Operations Co. LLC, 144A (a)	5.000%	07/31/27	$1,100,000	$1,132,648

Total Corporate Bonds (Cost $54,478,347)				$55,703,596

ASSET BACKED SECURITIES - 3.4%	Coupon	Maturity	Par Value	Value
InSite Issuer, LLC, Series 2016-A1, Class C, 144A (a)	6.414%	11/15/46	$850,000	$885,743
VB-S1 Issuer, LLC, Series 2016-1A, Class F, 144A (a)	6.901%	06/15/46	1,095,000	1,136,181
Total Asset Backed Securities (Cost $1,964,730)				$2,021,924

Investments at Value - 98.0% (Cost $56,443,077)				$57,725,520

Other Assets in Excess of Liabilities - 2.0%				1,171,838

Net Assets - 100.0%				$58,897,358

(a)	This security is restricted. See the table on the following page for additional information regarding each security. Included in the table are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND

RESTRICTED SECURITIES

September 30, 2019 (Unaudited)

Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Value	Value as a Percentage of Net Assets
Allison Transmission, Inc., 144A	5.000%	10/01/24	09/14/16-05/01/17	$1,237,209	$1,251,797	2.13	%^
Amkor Technology, Inc., 144A	6.625%	09/15/27	03/21/19-05/29/19	493,983	545,000	0.93	%^
Ashtead US Holdings, Inc., 144A	5.250%	08/01/26	07/22/19	576,231	583,687	0.99	%^
CCO Holdings LLC/CCO Holdings Capital Corp., 144A	5.875%	04/01/24	06/10/16-08/05/16	1,238,529	1,252,152	2.13	%^
Cedar Fair LP, 144A	5.250%	07/15/29	07/16/19	307,505	321,000	0.55	%^
Centene Corp., 144A	5.375%	06/01/26	05/09/18	1,000,000	1,047,500	1.78	%^
Compass Minerals International, Inc., 144A	4.875%	07/15/24	10/23/14-03/18/15	1,191,417	1,182,000	2.01	%^
DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp., 144A	8.000%	06/01/21	03/10/16-07/12/17	1,093,722	1,144,688	1.94	%^
FMG Resources August 2006 Pty., Ltd., 144A	4.750%	05/15/22	05/09/17-06/15/17	750,985	769,688	1.31	%^
Grain Spectrum Fund II, 144A	3.290%	10/10/19	05/02/19	143,706	143,735	0.24	%^
Hanesbrands, Inc., 144A	4.625%	05/15/24	05/03/16-01/08/19	1,014,993	1,080,104	1.83	%^
Hill-Rom Holdings, Inc., 144A	5.000%	02/15/25	02/09/17	500,000	518,750	0.88	%^
Hologic, Inc., 144A	4.375%	10/15/25	10/04/17-01/17/18	1,005,665	1,025,000	1.74	%^
InSite Issuer LLC, Series 2016-A1, Class C, 144A	6.414%	11/15/46	10/25/16-12/18/18	849,736	885,743	1.50	%^
James Hardie International Finance DAC, 144A	4.750%	01/15/25	11/29/17-11/20/18	736,440	772,500	1.31	%^
Lions Gate Capital Holdings LLC, 144A	5.875%	11/01/24	10/13/16	1,002,118	1,027,500	1.74	%^
Moog, Inc., 144A	5.250%	12/01/22	03/20/17-11/09/17	1,275,321	1,270,312	2.16	%^
Nexstar Broadcasting, Inc., 144A	5.625%	08/01/24	07/13/16-07/14/16	1,006,337	1,040,850	1.77	%^
Nielsen Co. (Luxembourg) SARL (The), 144A	5.000%	02/01/25	06/07/17-11/15/17	764,677	739,687	1.26	%^
Provident Funding Associates LP/PFG Finance Corp., 144A	6.375%	06/15/25	05/24/17-12/13/18	980,412	972,500	1.65	%^
Sirium XM Radio, Inc., 144A	5.375%	04/15/25	08/03/17	1,040,547	1,036,250	1.76	%^
VB-S1 Issuer LLC, Series 2016-1A, Class F, 144A	6.901%	06/15/46	06/08/16-05/03/18	1,114,994	1,136,181	1.93	%^
Vistra Operations Co., LLC, 144A	5.000%	07/31/27	06/06/19-07/24/19	1,111,940	1,132,648	1.92	%^
West Fraser Timber Co., Ltd., 144A	4.350%	10/15/24	06/20/16-12/02/16	619,472	674,351	1.14	%^
				$21,055,939	$21,553,623	36.60%

^	144A securities with a liquid trading market as determined by the Advisor under the supervision of the Board of Trustees. Such securities represent 36.60% of the Fund's net assets as of September 30, 2019.

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS

September 30, 2019 (Unaudited)

CORPORATE BONDS - 0.2%	Coupon	Maturity	Par Value	Value
Industrial - 0.2%
Lease / Rent - 0.2%
Grain Spectrum Fund II, 144A (a)(b) Cost ($179,616)	3.290%	10/10/19	$179,669	$179,669

MUNICIPAL BONDS - 92.0%	Coupon	Maturity	Par Value	Value
Certificate Participation - 4.6%
Lease / Rent - 4.6%
City & County of Denver Colorado (b)	5.375%	06/01/43	$2,875,000	$3,470,441

Environmental - 3.3%
Other - 3.3%
Virginia Small Business Financing Authority, 144A (a)(b)(c)	4.200%	07/01/50	2,500,000	2,505,875

General Obligation - 14.8%
Lease / Rent - 0.8%
Washington State Cops State & Local Agency Real & Personal Pty., Series C (b)	5.000%	07/01/43	475,000	578,721

Local - 14.0%
Alvin Independent School District (b)	4.000%	02/15/44	265,000	294,460
Central Platte Valley Metropolitan District (b)	5.625%	12/01/38	70,000	79,631
City of Coralville Iowa (b)	5.000%	05/01/33	150,000	157,001
Fort Bend County Texas Levee District No. 6 (b)	3.000%	09/01/33	320,000	326,077
Fort Bend County Texas Municipal Utility District No. 25 (b)	3.000%	10/01/34	895,000	922,271
Fort Bend County Texas Municipal Utility District No. 57 (b)	3.125%	04/01/32	250,000	253,028
Harris County Texas Municipal Utility District No. 166 (b)	3.000%	09/01/29	250,000	255,978

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 92.0% (Continued)	Coupon	Maturity	Par Value	Value
Local - 14.0% (Continued)
Hays County WC & ID No. 2 (b)	4.600%	09/01/33	$390,000	$425,131
Hidalgo County Texas Drain District No. 1 (b)	4.000%	09/01/34	1,110,000	1,247,773
High Plains Metropolitan District, NPFG (b)(d)	5.000%	12/01/35	295,000	350,726
Horizon Texas Regional Municipal Utility District (b)	3.250%	02/01/32	250,000	261,413
Interstate Municipal Utility District Texas (b)	4.000%	09/01/30	410,000	447,941
Kaufman County Municipal Utility, AGM (b)(d)	5.000%	09/01/35	245,000	273,070
Kings Manor Texas Municipal Utility District (b)	3.000%	09/01/31	540,000	550,881
Kings Manor Texas Municipal Utility District (b)	3.000%	09/01/32	250,000	253,932
Northwest Harris County Texas Municipal Utility District No. 19 (b)	3.125%	10/01/30	475,000	483,417
Northwest Harris County Texas Municipal Utility District No. 19 (b)	4.000%	10/01/37	250,000	257,382
Northwood Road Texas District No. 1 (b)	4.000%	08/15/29	305,000	344,220
Port Tacoma Washington, Series A (b)	4.000%	12/01/37	800,000	893,208
Spring Meadows Texas Municipal Utility District (b)	4.000%	09/01/35	280,000	299,608
Travis County Texas Municipal Utility District No. 21 (b)	3.000%	09/01/27	100,000	106,369
Travis County Texas Municipal Utility District No. 21 (b)	3.500%	09/01/33	215,000	225,008
Winton Woods City Ohio School District (b)	4.000%	11/01/53	1,950,000	2,013,862
				10,722,387
Local Authority - 6.2%
Education - 1.6%
Administrators of the Tulane Educational Fund (b)	5.000%	10/01/47	170,000	182,862
University of Alabama (b)	5.700%	07/01/35	1,000,000	1,026,550
				1,209,412
Healthcare - 1.4%
City of Jackson Tennessee	3.761%	04/01/20	300,000	301,998

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 92.0% (Continued)	Coupon	Maturity	Par Value	Value
Healthcare - 1.4% (Continued)
City of Jackson Tennessee	3.932%	04/01/21	$300,000	$306,630
Denver Health & Hospital Authority (b)	4.900%	12/01/24	410,000	435,965
				1,044,593
Public Services - 2.1%
New York City Transportation Finance Authority Future Tax Secured	4.587%	08/01/22	1,510,000	1,624,760

Tax - 0.1%
County of Pitkin Colorado (b)	6.689%	12/01/30	100,000	105,258

Transportation - 0.4%
North Texas Tollway Authority (b)	8.910%	02/01/30	290,000	296,612

Utilities - 0.6%
Warm Spring or Reservation Confederated	2.950%	11/01/23	250,000	251,053
Warm Spring or Reservation Confederated	3.050%	11/01/24	200,000	201,480
				452,533
Revenue - 63.1%
Education - 9.4%
California Educational Facilities Authority (b)(c)	3.250%	12/01/35	25,000	25,015
California Educational Facilities Authority (b)(c)	5.000%	10/01/46	1,500,000	1,769,835
Cleveland Ohio Public Library Facilities (b)	4.000%	12/01/49	2,000,000	2,250,900
Harris County Cultural Education Facilities Finance Corp. (b)	4.000%	11/15/30	300,000	336,924
Massachusetts State Development Finance Agency (b)	4.000%	09/01/49	1,100,000	1,142,768
Miami-Dade County Educational Facilities Authority (b)	5.000%	04/01/31	20,000	23,294
Ohio Higher Educational Facility Commission (b)(c)	2.500%	12/01/34	300,000	300,045
Ohio State University General Receipts Special Purpose, Series A (b)	4.000%	06/01/43	900,000	960,138

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 92.0% (Continued)	Coupon	Maturity	Par Value	Value
Education - 9.4% (Continued)
Tulsa Industrial Authority	4.000%	10/01/21	$200,000	$203,970
Washington State Higher Education Facilities Authority (b)	5.250%	04/01/43	175,000	192,519
				7,205,408
Healthcare - 14.1%
Capital Trust Agency, Inc.	3.750%	07/01/23	180,000	180,875
City of Lakeland Florida (b)	5.000%	11/15/29	50,000	60,192
City of Lakeland Florida (b)	5.000%	11/15/45	100,000	112,788
Colorado Health Facilities Authority	5.000%	01/01/20	15,000	15,102
Colorado Health Facilities Authority	5.000%	01/01/22	60,000	63,569
Colorado Health Facilities Authority (b)	5.000%	01/01/23	50,000	52,856
Colorado Health Facilities Authority (b)	5.000%	01/01/25	60,000	63,248
Colorado Health Facilities Authority (b)	5.000%	05/15/27	25,000	30,188
Colorado Health Facilities Authority (b)	5.000%	05/15/28	125,000	150,622
Colorado Health Facilities Authority (b)	4.000%	05/15/29	110,000	124,414
Colorado Health Facilities Authority (b)	4.000%	05/15/30	10,000	11,238
Colorado Health Facilities Authority (b)	4.000%	05/15/31	45,000	50,364
Colorado Health Facilities Authority (b)	4.000%	05/15/32	55,000	61,378
Colorado Health Facilities Authority (b)	3.250%	05/15/33	440,000	463,382
Colorado Health Facilities Authority (b)	5.375%	10/01/37	25,000	28,959
Colorado Health Facilities Authority (b)	5.000%	05/15/39	1,000,000	1,062,780
Colorado Health Facilities Authority (b)	5.000%	02/01/41	460,000	481,868
Colorado Health Facilities Authority (b)	5.250%	01/01/45	90,000	100,991
Colorado Health Facilities Authority (b)	5.000%	05/15/48	600,000	633,462
Illinois Finance Authority (b)	5.000%	11/15/34	130,000	149,546
Illinois Finance Authority (b)	4.250%	05/15/41	375,000	389,336
Illinois Finance Authority (b)	5.000%	02/15/45	100,000	114,174
Illinois Finance Authority (b)	4.000%	06/01/47	85,000	87,730
Kentucky State Economic Development Finance Authority	2.700%	05/01/39	25,000	25,516
Maricopa County Arizona Senior Living Facilities (b)	4.500%	01/01/39	450,000	483,322
Richmond County Hospital Authority (b)	4.000%	01/01/34	1,000,000	1,097,210
South Dakota Health & Educational Facilities Authority (b)	5.000%	11/01/35	1,005,000	1,166,102

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 92.0% (Continued)	Coupon	Maturity	Par Value	Value
Healthcare - 14.1% (Continued)
Washington Health Care Facilities Authority (b)	5.000%	02/01/41	$1,455,000	$1,520,228
Washington State Health Care Facilities Authority (b)	5.250%	01/01/40	95,000	105,338
Wisconsin Health Care Facilities Authority (b)	5.000%	12/15/39	1,665,000	1,889,126
				10,775,904
Industrial Development - 2.0%
Love Field Airport Modernization Corp. (b)	5.250%	11/01/40	1,475,000	1,527,407

Lease / Rent - 1.4%
Hamilton Community Authority (b)	4.000%	10/15/46	990,000	1,065,963

Other - 0.1%
Colorado Education & Cultural Facilities Authority (b)	4.000%	12/01/38	50,000	52,590

Public Services - 1.8%
Michigan Strategic Fund (b)	5.250%	10/15/40	900,000	1,057,752
Park Creek Metropolitan District (b)	5.000%	12/01/35	275,000	319,250
				1,377,002
Tax - 4.5%
City of Williston North Dakota (b)	3.200%	07/15/24	515,000	521,566
Jamestown Park District (b)	4.000%	07/01/33	1,000,000	1,074,570
Roaring Fork County Transportation Authority Sales & Use Tax (b)	4.000%	12/01/44	150,000	170,522
Southwest Houston Texas Redevelopment Authority (b)	4.000%	09/01/40	1,350,000	1,468,733
Village Community Development District No. 5	3.125%	05/01/22	170,000	174,787
				3,410,178
Transportation - 21.9%
Arizona Industrial Development Authority (b)	5.000%	05/01/33	500,000	587,280
Arizona Industrial Development Authority (b)	5.000%	05/01/48	375,000	428,779

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 92.0% (Continued)	Coupon	Maturity	Par Value	Value
Transportation - 21.9% (Continued)
Central Texas Regional Mobility Authority (b)	5.000%	01/01/33	$390,000	$427,409
Central Texas Regional Mobility Authority (b)	5.000%	01/01/45	635,000	719,080
Central Texas Turnpike System (b)	5.000%	08/15/30	120,000	137,102
Fort Bend Grand Parkway Toll Road Authority (b)	4.000%	03/01/46	2,365,000	2,471,330
Mid-Bay Bridge Authority (b)	5.000%	10/01/35	1,180,000	1,347,690
North Texas Tollway Authority (b)	5.000%	01/01/43	1,000,000	1,205,430
Ohio Turnpike & Infrastructure Commission (b)	5.000%	02/15/48	890,000	978,840
Pennsylvania Turnpike Commission (b)	5.000%	12/01/45	1,025,000	1,187,934
Regional Transportation District (b)	5.250%	07/15/24	500,000	511,605
Regional Transportation District (b)	5.375%	01/15/25	170,000	174,124
Regional Transportation District (b)	6.000%	01/15/26	345,000	355,067
Regional Transportation District (b)	6.000%	01/15/34	1,000,000	1,029,180
Virginia Small Business Financing Authority (b)	5.000%	01/01/40	130,000	138,554
Virginia Small Business Financing Authority (b)(c)	5.000%	07/01/49	1,890,000	2,009,202
Virginia State Commonwealth Transportation Board (b)	4.000%	05/15/42	620,000	691,343
Wayne County Airport Authority (b)	5.000%	12/01/40	2,000,000	2,325,740
				16,725,689
Utilities - 7.9%
Central Plains Energy Project (b)	5.000%	09/01/42	1,175,000	1,274,969
Cinco Southwest Municipal Utility District No. 1 (b)	3.000%	12/01/35	445,000	457,006
Garland Texas Electric Utility Systems (b)	5.000%	03/01/44	325,000	399,243
Houston Texas Utility Systems, Series B (b)	5.000%	11/15/49	2,000,000	2,485,460
Lower Colorado River Texas Authority Transmission Contract (b)	4.000%	05/15/42	500,000	544,465

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 92.0% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 7.9% (Continued)
Rapid City South Dakota Water (b)	4.000%	11/01/37	$775,000	$850,361
				6,011,504

Total Municipal Bonds (Cost $68,932,941)				$70,162,237

ASSET BACKED SECURITIES - 1.5%	Coupon	Maturity	Par Value	Value
US Credit Card, Series 2017-1, Class A (Cost $1,172,582)	1.930%	09/15/22	$1,178,000	$1,177,069

Investments at Value - 93.7% (Cost $70,285,139)				$71,518,975

Other Assets in Excess of Liabilities - 6.3%				4,778,746

Net Assets - 100.0%				$76,297,721

(a)	This security is restricted. See the table on the following page for additional information regarding each security. Included in the table are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.
(b)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(d)	This security is insured. In the event of a default by the bond issuer, the insurer, as noted in the security description, guarantees scheduled principal and interest payments will be made when due.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND

RESTRICTED SECURITIES

September 30, 2019 (Unaudited)

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Value	Value as a Percentage of Net Assets
Grain Spectrum Fund II, 144A	3.290%	10/10/19	05/29/19	$179,616	$179,669	0.24	%^
Virginia Small Business Funancing Authority, 144A	4.200%	07/01/50	12/12/18	2,500,000	2,505,875	3.28	%^
				$2,679,616	$2,685,544	3.52%

^	144A securities with a liquid trading market as determined by the Advisor under the supervision of the Board of Trustees. Such securities represent 3.52% of the Fund's net assets as of September 30, 2019.

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND

STATEMENT OF INVESTMENTS

September 30, 2019 (Unaudited)

MUNICIPAL BONDS - 95.9%	Coupon	Maturity	Par Value	Value
Certificate Participation - 8.3%
Healthcare - 1.1%
Denver Health & Hospital Authority (a)	5.000%	12/01/30	$350,000	$432,316
Denver Health & Hospital Authority (a)	5.000%	12/01/31	350,000	431,480
Denver Health & Hospital Authority (a)	5.000%	12/01/32	225,000	276,507
Denver Health & Hospital Authority (a)	5.000%	12/01/33	240,000	294,480
Denver Health & Hospital Authority (a)	5.000%	12/01/48	1,900,000	2,250,265
				3,685,048
Lease / Rent - 7.2%
City & County of Denver Colorado, NPFG (b)	5.250%	05/01/20	680,000	695,640
City & County of Denver Colorado (a)	5.375%	06/01/43	7,000,000	8,449,770
City of Aurora Colorado (a)	5.000%	12/01/34	450,000	544,455
City of Aurora Colorado (a)	5.000%	12/01/35	615,000	742,379
Denver City & County School District No. 1 (a)	5.000%	12/01/33	3,700,000	3,879,339
Denver City & County School District No. 1 (a)	5.000%	12/01/36	3,980,000	4,162,642
Grand Junction Colorado Cops (a)	4.000%	12/01/35	550,000	631,923
Pueblo County School District No. 70	2.100%	01/15/20	215,000	215,426
Pueblo County School District No. 70 (a)	2.375%	01/15/21	270,000	270,256
State of Colorado (a)	4.000%	03/15/30	850,000	901,127
State of Colorado Department of Transportation (a)	5.000%	06/15/41	1,005,000	1,007,553
Town of Firestone Colorado (a)	5.000%	12/01/42	3,000,000	3,542,100
Westminster County Cops	4.000%	12/01/23	5,000	5,514
				25,048,124
General Obligation - 15.9%
Local - 15.3%
Anthem West Metropolitan District, BAM (a)(b)	5.000%	12/01/35	1,165,000	1,364,914
Arapahoe County School District No. 6 Littleton Colorado (a)	5.500%	12/01/43	5,000,000	6,417,450
Beacon Point Metropolitan District (a)	5.000%	12/01/30	1,000,000	1,188,620
BNC Metropolitan District No. 1, BAM (a)(b)	5.000%	12/01/32	360,000	435,402
BNC Metropolitan District No. 1, BAM (a)(b)	5.000%	12/01/37	545,000	650,327
Bradburn Metropolitan District No. 2	4.000%	12/01/28	500,000	507,910

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND

STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.9% (Continued)	Coupon	Maturity	Par Value	Value
Local - 15.3% (Continued)
Bradburn Metropolitan District No. 2 (a)	5.000%	12/01/38	$600,000	$647,532
Broadway Station Metropolitan District No. 2 (a)	5.125%	12/01/48	1,975,000	2,089,570
Bromley Park Metropolitan District No. 2 (a)	4.000%	12/01/47	2,500,000	2,724,475
Bromley Park Metropolitan District No. 2 (a)	6.375%	12/15/47	1,000,000	1,039,290
Central Platte Valley Metropolitan District (a)	5.500%	12/01/29	750,000	860,993
Central Platte Valley Metropolitan District (a)	5.375%	12/01/33	1,600,000	1,819,808
Central Platte Valley Metropolitan District (a)	6.000%	12/01/38	1,000,000	1,160,240
Central Platte Valley Metropolitan District (a)	5.000%	12/01/43	3,500,000	3,774,785
Copperleaf Metropolitan District No. 2 (a)	5.750%	12/01/45	2,000,000	2,097,540
Cornerstar Metropolitan District (a)	5.125%	12/01/37	1,000,000	1,060,770
Cottonwood Highlands Metropolitan District No. 1, 144A (a)(c)	5.000%	12/01/49	900,000	957,636
Cross Creek Metropolitan District No. 2, AGM (a)(b)	5.000%	12/01/34	2,480,000	3,079,689
Douglas County School District No. Re-1 Douglas & Elbert Counties	0.000%	12/15/22	1,660,000	1,580,752
Eagle Shadow Metropolitan District No. 1 (a)	5.000%	11/15/32	500,000	533,895
Eaton Area Park & Recreation District (a)	5.500%	12/01/30	470,000	504,752
Fossil Ridge Metropolitan District No. 3 (a)	5.000%	12/01/36	2,000,000	2,052,240
Fossil Ridge Metropolitan District No. 3 (a)	5.000%	12/01/44	1,000,000	1,021,170
Grand River Hospital District, AGM (a)(b)	5.250%	12/01/32	1,000,000	1,262,790
Grand River Hospital District, AGM (a)(b)	5.250%	12/01/33	1,000,000	1,259,870
High Plains Metropolitan District, NPFG (a)(b)	5.000%	12/01/35	500,000	594,450
Larimer County Colorado School District No. R-1 Poudre (a)	5.000%	12/15/30	155,000	199,931
Sand Creek County Metropolitan District (a)	4.000%	12/01/35	380,000	434,997
SBC Metropolitan District, AGM (a)(b)	5.000%	12/01/34	205,000	246,506

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND

STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.9% (Continued)	Coupon	Maturity	Par Value	Value
Local - 15.3% (Continued)
Serenity Ridge Metropolitan District No. 2 (a)	5.125%	12/01/43	$725,000	$765,614
Sierra Ridge Metropolitan District No. 2 (a)	5.500%	12/01/46	1,000,000	1,051,410
Sterling Hills West Metropolitan District (a)	5.000%	12/01/39	750,000	864,772
Tallyns Reach Metropolitan District No. 3	4.000%	12/01/21	1,205,000	1,264,190
Tallyns Reach Metropolitan District No. 3, Series AD VALOREM PROPERTY TAX (a)	6.750%	11/01/38	1,720,000	1,773,131
Thornton Development Authority	5.000%	12/01/24	440,000	512,314
Thornton Development Authority (a)	5.000%	12/01/25	325,000	380,465
Thornton Development Authority (a)	5.000%	12/01/26	425,000	497,407
Vista Ridge Metropolitan District, BAM (a)(b)	5.000%	12/01/27	485,000	579,594
Vista Ridge Metropolitan District, BAM (a)(b)	5.000%	12/01/28	750,000	894,428
Vista Ridge Metropolitan District, BAM (a)(b)	5.000%	12/01/31	1,250,000	1,474,150
Wheatlands Metropolitan District, BAM (a)(b)	5.000%	12/01/30	1,000,000	1,183,490
				52,809,269
State - 0.6%
Commonwealth of Puerto Rico, AGM (b)	5.250%	07/01/20	1,800,000	1,839,726
Commonwealth of Puerto Rico, AGM (a)(b)	5.250%	07/01/24	100,000	105,285
				1,945,011
Local Authority - 9.4%
Education - 0.6%
State of Colorado	2.658%	09/01/20	2,070,000	2,080,909

Housing - 1.2%
Colorado Housing & Finance Authority	2.500%	04/01/20	845,000	847,476
Colorado Housing & Finance Authority	2.625%	10/01/20	715,000	719,254
Colorado Housing & Finance Authority	2.900%	11/01/20	470,000	474,362
Colorado Housing & Finance Authority	2.750%	04/01/21	1,690,000	1,706,849
Colorado Housing & Finance Authority	2.800%	10/01/21	550,000	557,755
				4,305,696

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND

STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.9% (Continued)	Coupon	Maturity	Par Value	Value
Lease / Rent - 2.4%
Aspen Public Facilities Authority, AGM (a)(b)	5.880%	09/01/32	$880,000	$883,212
Denver City & County School District No. 1	2.018%	12/15/19	1,460,000	1,460,365
Denver City & County School District No. 1	2.168%	12/15/20	2,000,000	2,005,640
Denver City & County School District No. 1	2.598%	12/15/21	1,250,000	1,267,963
Denver City & County School District No. 1	2.798%	12/15/22	1,500,000	1,538,130
State of Colorado (a)(d)	7.017%	03/15/31	1,000,000	1,071,680
				8,226,990
Local - 0.6%
Arapahoe County Water & Wastewater Public Improvement District (a)	6.480%	12/01/39	1,500,000	1,510,815
Garfield County School District No. RE2 (a)	3.050%	12/01/26	500,000	514,650
				2,025,465
Public Services - 0.5%
City & County of Denver Colorado	3.293%	08/01/24	1,500,000	1,589,130

Recreation - 0.9%
Hyland Hills Park & Recreation District	1.700%	12/15/19	425,000	424,528
Hyland Hills Park & Recreation District	2.000%	12/15/20	150,000	149,787
Hyland Hills Park & Recreation District	2.150%	12/15/21	135,000	135,092
Park Creek Metropolitan District	2.850%	12/01/21	500,000	506,495
Park Creek Metropolitan District	3.150%	12/01/23	405,000	420,066
Park Creek Metropolitan District	3.300%	12/01/24	425,000	447,393
Park Creek Metropolitan District	3.450%	12/01/25	500,000	534,335
Park Creek Metropolitan District (a)	3.600%	12/01/26	300,000	321,795
				2,939,491
Tax - 0.9%
Park Creek Metropolitan District	3.200%	12/01/19	250,000	250,435
Park Creek Metropolitan District	3.550%	12/01/22	665,000	691,952
Park Creek Metropolitan District	3.650%	12/01/23	805,000	850,877
Park Creek Metropolitan District	3.800%	12/01/24	440,000	473,862

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND

STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.9% (Continued)	Coupon	Maturity	Par Value	Value
Tax - 0.9% (Continued)
Todd Creek Village Colorado Metropolitan District Water Activity Enterprise, Series B (a)	5.875%	12/01/38	$1,000,000	$1,005,060
				3,272,186
Utilities - 2.3%
Arapahoe County Water & Wastewater Authority (a)	6.680%	12/01/39	1,000,000	1,006,880
City of Colorado Springs Colorado Utilities System Revenue	4.949%	11/15/24	4,000,000	4,356,360
Colorado State Water Resources & Power Development Authority (a)	5.900%	09/01/35	2,500,000	2,593,650
				7,956,890
Revenue - 62.3%
Education - 5.0%
Colorado State Board for Community Colleges (a)	4.000%	11/01/41	825,000	921,401
Colorado Educational & Cultural Facilities Authority	5.000%	10/01/19	115,000	115,000
Colorado Educational & Cultural Facilities Authority (a)	4.000%	03/01/33	1,125,000	1,270,069
Colorado Educational & Cultural Facilities Authority (a)	5.000%	05/01/35	3,145,000	3,509,537
Colorado Educational & Cultural Facilities Authority (a)	5.000%	10/01/36	1,500,000	1,768,530
Colorado School of Mines (1MO LIBOR + 50) (a)(e)	1.861%	02/01/23	4,925,000	4,928,743
Colorado School of Mines (a)	5.000%	12/01/29	75,000	93,500
Colorado School of Mines (a)	5.000%	12/01/29	275,000	343,307
Colorado School of Mines (a)	5.000%	12/01/30	325,000	403,978
Colorado School of Mines (a)	5.000%	12/01/31	360,000	445,770
Colorado School of Mines (a)	4.000%	12/01/37	225,000	251,172
Metropolitan State University of Denver (a)	4.000%	12/01/28	715,000	813,927
University of Colorado (a)	4.000%	06/01/32	300,000	343,461
University of Colorado Enterprise (a)	4.000%	06/01/43	1,750,000	1,975,802
				17,184,197

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND

STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.9% (Continued)	Coupon	Maturity	Par Value	Value
Healthcare - 19.4%
Aspen Valley Hospital District (a)	5.000%	10/15/30	$1,650,000	$1,782,429
Colorado Health Facilities Authority	4.000%	01/01/21	255,000	261,500
Colorado Health Facilities Authority	4.000%	09/01/21	255,000	266,735
Colorado Health Facilities Authority	4.000%	01/01/22	265,000	276,702
Colorado Health Facilities Authority	5.000%	06/01/22	750,000	821,790
Colorado Health Facilities Authority (a)	5.000%	02/01/23	500,000	523,770
Colorado Health Facilities Authority	5.000%	05/15/23	370,000	411,051
Colorado Health Facilities Authority	5.000%	05/15/24	575,000	654,304
Colorado Health Facilities Authority (a)	5.000%	12/01/24	1,000,000	1,096,580
Colorado Health Facilities Authority	5.000%	05/15/25	790,000	919,916
Colorado Health Facilities Authority	5.000%	05/15/26	540,000	642,260
Colorado Health Facilities Authority (a)	3.125%	05/15/27	1,250,000	1,254,825
Colorado Health Facilities Authority (a)	5.000%	05/15/28	535,000	646,585
Colorado Health Facilities Authority (a)	4.000%	05/15/29	1,695,000	1,917,113
Colorado Health Facilities Authority (a)	5.000%	05/15/29	425,000	512,189
Colorado Health Facilities Authority (a)	5.000%	09/01/29	1,000,000	1,172,620
Colorado Health Facilities Authority (a)	5.000%	12/01/29	1,010,000	1,213,848
Colorado Health Facilities Authority (a)	5.000%	05/15/30	710,000	852,390
Colorado Health Facilities Authority (a)	5.000%	05/15/30	500,000	579,520
Colorado Health Facilities Authority (a)	5.250%	02/01/31	2,495,000	2,621,821
Colorado Health Facilities Authority (a)	5.000%	05/15/31	1,155,000	1,376,795
Colorado Health Facilities Authority (a)	5.000%	06/01/31	1,250,000	1,563,550
Colorado Health Facilities Authority (a)	5.000%	05/15/32	1,650,000	1,961,834
Colorado Health Facilities Authority (a)	5.000%	06/01/32	1,750,000	2,188,970
Colorado Health Facilities Authority (a)	5.000%	10/01/32	500,000	541,745
Colorado Health Facilities Authority (a)	4.000%	05/15/35	350,000	384,321
Colorado Health Facilities Authority, Series A (a)	4.000%	01/01/37	3,500,000	3,979,815
Colorado Health Facilities Authority (a)	5.000%	11/15/37	200,000	253,260
Colorado Health Facilities Authority, Series A (a)	4.000%	01/01/38	5,270,000	5,958,315
Colorado Health Facilities Authority (a)	5.000%	05/15/39	1,045,000	1,110,605
Colorado Health Facilities Authority (a)	5.000%	05/15/40	1,000,000	1,129,930
Colorado Health Facilities Authority (a)	5.000%	02/01/41	1,355,000	1,419,417
Colorado Health Facilities Authority (a)(e)	2.800%	05/15/42	2,925,000	3,022,110
Colorado Health Facilities Authority (a)	4.000%	11/15/43	7,000,000	7,817,670

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND

STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.9% (Continued)	Coupon	Maturity	Par Value	Value
Healthcare - 19.4% (Continued)
Colorado Health Facilities Authority, Series A-1 (a)	4.000%	08/01/44	$2,000,000	$2,164,780
Colorado Health Facilities Authority (a)	5.250%	01/01/45	1,010,000	1,133,341
Colorado Health Facilities Authority, Series A (a)	3.000%	11/15/46	985,000	995,086
Colorado Health Facilities Authority (a)	5.000%	05/15/48	3,290,000	3,473,483
Denver Health & Hospital Authority (3MO LIBOR + 110) (a)(e)	2.565%	12/01/33	2,255,000	2,254,820
Denver Health & Hospital Authority (a)	5.000%	12/01/39	1,500,000	1,648,470
University of Colorado (a)	5.000%	11/15/36	2,470,000	2,690,423
University of Colorado Hospital Authority (a)	4.000%	11/15/42	1,250,000	1,287,563
				66,784,251
Housing - 3.3%
Colorado Housing & Finance Authority	1.700%	11/01/20	1,755,000	1,758,773
Colorado Housing & Finance Authority	1.750%	05/01/21	1,780,000	1,786,996
Colorado Housing & Finance Authority	1.800%	11/01/21	1,715,000	1,724,518
Colorado Housing & Finance Authority (e)	2.150%	01/01/38	6,000,000	6,007,380
				11,277,667
Industrial Development - 0.2%
Colorado Health Facilities Authority, Series HLTH, HOSP, NURSHOME REV	5.000%	02/01/22	200,000	212,186
Colorado Health Facilities Authority, Series HLTH, HOSP, NURSHOME REV	5.000%	02/01/23	520,000	563,800
				775,986
Lease / Rent - 1.7%
Regional Transportation District (a)	4.375%	06/01/39	4,000,000	4,281,360
Regional Transportation District (a)	4.500%	06/01/44	1,555,000	1,666,649
				5,948,009
Local - 0.2%
South Suburban Park & Recreation District (a)	5.000%	12/15/31	690,000	872,815

Other - 6.3%
Colorado Educational & Cultural Facilities Authority	4.000%	04/01/22	95,000	96,966

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND

STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.9% (Continued)	Coupon	Maturity	Par Value	Value
Other - 6.3% (Continued)
Colorado Educational & Cultural Facilities Authority	5.000%	11/15/24	$435,000	$495,139
Colorado Educational & Cultural Facilities Authority, 144A (c)	3.750%	07/01/26	1,000,000	1,037,410
Colorado Educational & Cultural Facilities Authority, 144A (a)(c)	4.125%	07/01/26	595,000	620,133
Colorado Educational & Cultural Facilities Authority (a)	5.000%	05/15/29	2,600,000	3,117,894
Colorado Educational & Cultural Facilities Authority (a)	5.000%	08/15/30	750,000	855,390
Colorado Educational & Cultural Facilities Authority (a)	5.000%	11/01/30	500,000	581,350
Colorado Educational & Cultural Facilities Authority (a)	5.000%	11/15/31	1,000,000	1,127,560
Colorado Educational & Cultural Facilities Authority (a)	5.000%	12/01/31	1,500,000	1,712,340
Colorado Educational & Cultural Facilities Authority (a)	5.000%	12/15/31	715,000	847,411
Colorado Educational & Cultural Facilities Authority (a)	5.000%	10/01/32	1,340,000	1,523,446
Colorado Educational & Cultural Facilities Authority (a)	5.000%	10/01/34	1,975,000	2,223,731
Colorado Educational & Cultural Facilities Authority (a)	5.000%	06/01/36	1,580,000	1,836,655
Colorado Educational & Cultural Facilities Authority, 144A (a)(c)	5.000%	07/01/36	1,000,000	1,074,470
Colorado Educational & Cultural Facilities Authority (a)	5.000%	07/01/36	1,000,000	1,141,390
Colorado Educational & Cultural Facilities Authority (a)	5.000%	08/01/36	1,140,000	1,324,315
Colorado Educational & Cultural Facilities Authority, 144A (a)(c)	5.000%	09/01/36	1,000,000	1,019,690
Colorado Educational & Cultural Facilities Authority, Series CHARTER SCHOOL AID (a)	5.625%	01/15/44	470,000	502,703

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND

STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.9% (Continued)	Coupon	Maturity	Par Value	Value
Other - 6.3% (Continued)
Colorado Educational & Cultural Facilities Authority, 144A (a)(c)	5.000%	09/01/46	$500,000	$507,265
				21,645,258
Public Services - 9.0%
Cherry Creek Corporate Center Metropolitan District (a)	5.000%	06/01/37	750,000	782,340
City & County of Denver Colorado (a)	0.000%	08/01/30	500,000	375,735
City & County of Denver Colorado (a)	0.000%	08/01/35	2,800,000	1,677,872
City & County of Denver Colorado (a)	0.000%	08/01/36	2,550,000	1,455,744
City & County of Denver Colorado (a)	0.000%	08/01/37	3,910,000	2,129,581
City & County of Denver Colorado, Series A-1 (a)	5.000%	08/01/41	2,780,000	3,315,122
City & County of Denver Colorado (a)	5.000%	08/01/48	9,000,000	10,609,470
Park Creek Metropolitan District (a)	5.000%	12/01/26	730,000	866,006
Park Creek Metropolitan District (a)	5.000%	12/01/27	620,000	733,758
Park Creek Metropolitan District (a)	5.000%	12/01/36	300,000	347,565
Park Creek Metropolitan District (a)	5.000%	12/01/37	325,000	375,538
Park Creek Metropolitan District (a)	5.000%	12/01/41	1,500,000	1,721,970
Park Creek Metropolitan District (a)	5.000%	12/01/45	550,000	622,187
Park Creek Metropolitan District (a)	5.000%	12/01/46	3,750,000	4,283,963
Plaza Metropolitan District No. 1, 144A (c)	5.000%	12/01/22	1,500,000	1,618,095
				30,914,946
Recreation - 1.0%
Denver Convention Center Hotel Authority (a)	5.000%	12/01/31	1,500,000	1,729,335
Denver Convention Center Hotel Authority (a)	5.000%	12/01/32	500,000	577,090
Denver Convention Center Hotel Authority (a)	5.000%	12/01/33	500,000	577,420
Hyland Hills Park & Recreation District	2.000%	12/15/21	250,000	253,088
Hyland Hills Park & Recreation District	2.000%	12/15/22	300,000	304,830
Hyland Hills Park & Recreation District	3.000%	12/15/23	200,000	212,046
				3,653,809
Tax - 2.1%
City of Commerce Colorado, AGM (a)(b)	5.000%	08/01/28	600,000	694,230
City of Commerce Colorado, AGM (a)(b)	4.250%	08/01/40	1,155,000	1,242,988

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND

STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.9% (Continued)	Coupon	Maturity	Par Value	Value
Tax - 2.1% (Continued)
City of Commerce Sales & Use Tax, AGM (a)(b)	5.000%	08/01/36	$1,945,000	$2,280,065
City of Idaho Springs Colorado Sales Tax Revenue, AGM (a)(b)	5.000%	12/01/33	490,000	590,724
City of Idaho Springs Colorado Sales Tax Revenue, AGM (a)(b)	5.000%	12/01/34	525,000	631,297
Roaring Fork County Transportation Authority Sales & Use Tax (a)	5.000%	12/01/39	100,000	126,704
Thornton Development Authority (a)	5.000%	12/01/30	500,000	583,185
Thornton Development Authority (a)	5.000%	12/01/31	1,000,000	1,165,000
				7,314,193
Transportation - 10.0%
Auraria Higher Education Center, AGM (a)(b)	4.000%	04/01/29	3,500,000	3,889,970
City & County of Denver Colorado Airport System Revenue (1MO LIBOR + 86) (a)(e)	2.282%	11/15/31	4,365,000	4,367,095
Colorado Bridge Enterprise	4.000%	12/31/24	1,610,000	1,776,716
Colorado Bridge Enterprise (a)	4.000%	12/31/28	2,760,000	3,149,408
Colorado Bridge Enterprise (a)	4.000%	06/30/29	4,525,000	5,153,930
Colorado High Performance Transportation Enterprise (a)	5.000%	12/31/47	1,600,000	1,759,264
E-470 Public Highway Authority (1MO LIBOR + 105) (a)(e)	2.421%	09/01/39	1,000,000	1,008,880
Grand Junction Regional Airport Authority, NPFG (a)(b)	5.000%	12/01/31	1,155,000	1,377,268
Regional Transportation District (a)	6.000%	01/15/26	800,000	823,344
Regional Transportation District (a)	6.000%	01/15/34	4,000,000	4,116,720
Regional Transportation District (a)	6.000%	01/15/41	6,830,000	7,029,299
				34,451,894
Utilities - 4.1%
Centennial Water & Sanitation District (a)	5.250%	12/01/48	6,000,000	7,542,900
Colorado Springs Colorado Utilities (a)	5.000%	11/15/47	5,000,000	6,065,800

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND

STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.9% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 4.1% (Continued)
Puerto Rico Electric Power Authority, AGM (3MO LIBOR + 52) (a)(b)(e)	2.074%	07/01/29	$400,000	$395,000
				14,003,700

Investments at Value - 95.9% (Cost $321,817,981)				$330,710,934

Other Assets in Excess of Liabilities - 4.1%				14,137,900

Net Assets - 100.0%				$344,848,834

(a)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.
(b)	This security is insured. In the event of a default by the bond issuer, the insurer, as noted in the security description, guarantees scheduled principal and interest payments will be made when due.
(c)	This security is restricted. See the table on the following page for additional information regarding each security. Included in the table are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.
(d)	This security is prerefunded in advance of the next call date.
(e)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND

RESTRICTED SECURITIES

September 30, 2019 (Unaudited)

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Value	Value as a Percentage of Net Assets
Colorado Educational & Cultural Facilities Authority, 144A	4.125%	07/01/26	05/15/15	$595,000	$620,133	0.18	%^
Colorado Educational & Cultural Facilities Authority, 144A	3.750%	07/01/26	07/24/17	989,026	1,037,410	0.30	%^
Colorado Educational & Cultural Facilities Authority, 144A	5.000%	07/01/36	08/11/16	1,042,638	1,074,470	0.31	%^
Colorado Educational & Cultural Facilities Authority, 144A	5.000%	09/01/36	09/01/16	1,015,839	1,019,690	0.30	%^
Colorado Educational & Cultural Facilities Authority, 144A	5.000%	09/01/46	09/09/16	508,347	507,265	0.15	%^
Cottonwood Highlands Metropolitan District No. 1, 144A	5.000%	12/01/49	05/10/19	914,787	957,636	0.28	%^
Plaza Metropolitan District No. 1, 144A	5.000%	12/01/22	01/23/13-03/22/18	1,567,684	1,618,095	0.47	%^
				$6,633,321	$6,834,699	1.99%

^	144A securities with a liquid trading market as determined by the Advisor under the supervision of the Board of Trustees. Such securities represent 1.99% of the Fund's net assets as of September 30, 2019.

See accompanying notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL FUNDS

STATEMENT OF INVESTMENTS

September 30, 2019 (Unaudited)

COMMON ABBREVIATIONS

AB	Aktiebolag is the Swedish equivalent of the term corporation.
ADR	American Depositary Receipt.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AGM	Assured Guaranty Municipal
AS	Andonim Sirketi, Joint Stock Company in Turkey.
BAM	Build America Mutual
BV	Besloten Vennootschap is the Dutch term for a private limited liability corporation
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company.
LP	Limited Partnership.
Ltd.	Limited.
NA	National Association.
NPFG	National Public Finance Guarantee
NV	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company.
REIT(s)	Real Estate Investment Trust.
SA	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
SAB de CV	Sociedad Anónima Bursátil de Capital Variable is the Mexican term for publicly traded companies
SARL	Societe Anonyme a Responsabilite Limitee is the French term for Limited Liability Company.
SE	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
SpA	Societa per azioni is the Italian equivalent of the term Public Limited Company.

CURRENCY ABBREVIATIONS

AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro Currency
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXP	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand

NOTES TO QUARTERLY STATEMENTS OF INVESTMENTS

September 30, 2019 (Unaudited)

1. ORGANIZATION

Segall Bryant & Hamill Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Interests in the Segall Bryant & Hamill Micro Cap Fund, Segall Bryant & Hamill Small Cap Value Dividend Fund, Segall Bryant & Hamill Small Cap Growth Fund, Segall Bryant & Hamill Smid Cap Value Dividend Fund, Segall Bryant & Hamill Mid Cap Value Dividend Fund, Segall Bryant & Hamill Fundamental International Small Cap Fund, Segall Bryant & Hamill Global Large Cap Fund, Segall Bryant & Hamill Workplace Equality Fund, Segall Bryant & Hamill Short Term Plus Fund, Segall Bryant & Hamill Plus Bond Fund, Segall Bryant & Hamill Quality High Yield Fund, Segall Bryant & Hamill Municipal Opportunities Fund and Segall Bryant & Hamill Colorado Tax Free Fund (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust. All of the Funds also offer Institutional Class shares except Segall Bryant & Hamill Micro Cap Fund. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, the following policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the Prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the bid price.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ exchange or the domestic over the counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. When an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value, the fair value of those securities are determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange.

Forward foreign currency contracts have a fair value determined by an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign currency exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Fixed-income obligations, having a remaining maturity of greater than 60 days, are typically valued at the evaluated prices formulated by an independent pricing service.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Market, Credit and Counterparty Risk – In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional, national or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Securities Traded on Foreign Exchanges – All of the Funds, except the Segall Bryant & Hamill Colorado Tax Free Fund, may invest at least a portion of their assets in foreign securities. As of September 30, 2019, all Funds were primarily invested in securities traded on U.S. exchanges, except Segall Bryant & Hamill Fundamental International Small Cap Fund and Segall Bryant & Hamill Global Large Cap Fund. In the event that a Fund executes a security transaction on a foreign exchange, the Fund will generally enter into a foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Country Risk – As of September 30, 2019, the Segall Bryant & Hamill Global Large Cap Fund invested a significant percentage of its assets in Switzerland and the Segall Bryant & Hamill Fundamental International Small Cap Fund invested a significant percentage of its assets in Japan. Therefore, they may be more affected by economic developments and currency fluctuations in these countries.

Sector Concentration Risk – The Funds may concentrate investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period.

When-Issued/Forward Commitment Securities – Each Fund may purchase or sell securities on a “when-issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. In accordance with SEC guidance, each Fund segregates liquid assets in an amount sufficient to satisfy the purchase price. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-U.S. securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.

3. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 – Quoted & Unadjusted Prices in active markets for identical investments

Level 2 – Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2019 in valuing the Funds’ assets:

Segall Bryant & Hamill Micro Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$2,881,303	$-	$-	$2,881,303
Total	$2,881,303	$-	$-	$2,881,303

Segall Bryant & Hamill Small Cap Value Dividend Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$92,367,925	$-	$-	$92,367,925
Total	$92,367,925	$-	$-	$92,367,925

Segall Bryant & Hamill Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$75,166,526	$-	$-	$75,166,526
Total	$75,166,526	$-	$-	$75,166,526

Segall Bryant & Hamill Smid Cap Value Dividend Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$705,298	$-	$-	$705,298
Total	$705,298	$-	$-	$705,298

Segall Bryant & Hamill Mid Cap Value Dividend Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$75,630,267	$-	$-	$75,630,267
Total	$75,630,267	$-	$-	$75,630,267

Segall Bryant & Hamill Fundamental International Small Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$30,124,196	$-	$-	$30,124,196
Total	$30,124,196	$-	$-	$30,124,196

Other Financial Instruments *
Forward Foreign Currency Contracts	$(55,492)	$-	$-	$(55,492)

Segall Bryant & Hamill Global Large Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$30,661,030	$15,933,295	$-	$46,594,325
Total	$30,661,030	$15,933,295	$-	$46,594,325

Segall Bryant & Hamill Workplace Equality Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$16,830,361	$-	$-	$16,830,361
Total	$16,830,361	$-	$-	$16,830,361

Segall Bryant & Hamill Short Term Plus Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$4,746,954	$-	$4,746,954
Municipal Bonds	-	81,042	-	81,042
Asset Backed Securities	-	138,920	-	138,920
U.S. Treasury Bonds & Notes	-	104,781	-	104,781
Total	$-	$5,071,697	$-	$5,071,697

Segall Bryant & Hamill Plus Bond Fund	Level 1	Level 2	Level 3	Total
Preferred Stocks	$1,095,000	$-	$-	$1,095,000
Corporate Bonds	-	425,712,318	-	425,712,318
Municipal Bonds	-	97,778,216	-	97,778,216
Asset Backed Securities	-	42,889,421	-	42,889,421
Mortgage-Backed Securities Passthrough	-	312,786,006	-	312,786,006
Residential Mortgage-Backed Securities	-	8,470,433	-	8,470,433
U.S. Treasury Bonds & Notes	-	161,154,684	-	161,154,684
Total	$1,095,000	$1,048,791,078	$-	$1,049,886,078

Segall Bryant & Hamill Quality High Yield Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$55,703,596	$-	$55,703,596
Asset Backed Securities	-	2,021,924	-	2,021,924
Total	$-	$57,725,520	$-	$57,725,520

Segall Bryant & Hamill Municipal Opportunities Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$179,669	$-	$179,669
Municipal Bonds	-	70,162,237	-	70,162,237
Asset Backed Securities	-	1,177,069	-	1,177,069
Total	$-	$71,518,975	$-	$71,518,975

Segall Bryant & Hamill Colorado Tax Free Fund	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$330,710,934	$-	$330,710,934
Total	$-	$330,710,934	$-	$330,710,934

*	Other financial instruments are derivative instruments not reflected in the Statements of Investments. These contrcts are valued at the net unrealized appreciation (depreciation) of the instrument.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair value measurements using significant other observable inputs (Level 2), the Funds generally utilize an independent pricing service which utilizes evaluated pricing models that vary by asset class and incorporate available trade, bid and other market information, and for structured securities also incorporate cash flow and, when available, loan performance data. The independent pricing service’s evaluated pricing models apply available market information through processes such as benchmark curves, benchmarking of similar securities, and sector groupings. For certain securities, the independent pricing service uses model processes, such as the Option Adjusted Spread (benchmark driven) model, to assess interest rate impact and develop prepayment scenarios. With respect to trades and bids, the independent pricing service reviews the lot size to determine whether the information is representative of an orderly trading market. If the independent pricing service determines that trade or bid information is not consistent with other information available, the trade or bid will not be reflected in the evaluated price.

Corporate bonds, Municipal bonds, U.S. Government & Agency Obligations, and U.S. Treasury bonds & notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Forward foreign currency contracts are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services.

In the event the independent pricing service is unable to provide an evaluated price for a security or Segall Bryant & Hamill, LLC (the “Adviser”) believes the price provided is not reliable, securities of the Funds may be valued in good faith as described above. In these instances, the compliance department will typically seek input from the investment team of the Fund since they are typically the most knowledgeable of the relevant factors in valuing the securities. The Adviser may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

At least quarterly, the Adviser receives a report on the pricing for all fair valued securities during the period along with any actual sales prices, broker quotes and/or pricing from the independent pricing service. The Adviser uses this information to analyze changes in fair value measurements over the period and as a back test of pricing methods.

Then on at least a quarterly basis, the Adviser presents the factors considered in determining the fair value measurements and presents that information to the Audit Committee of the Board of Trustees which meets at least quarterly. The Audit Committee of the Board of Trustees then will provide a recommendation to the Board of Trustees for approval of the fair value measurements.